       D O D G E  &  C O X                              D O D G E  &  C O X
       -------------------                              -------------------
           Stock Fund
                                                             Stock Fund
                                                          Established 1965
       Investment Manager
           Dodge & Cox                                  -------------------
       One Sansome Street
           35th Floor                                   -------------------
    San Francisco, California
           94104-4443

         (415) 981-1710

     For Fund literature and
  information, please visit the
       Funds' web site at:

       www.dodgeandcox.com

        or write or call:

        Dodge & Cox Funds
    c/o Boston Financial Data
            Services
          P.O. Box 9051
      Boston, Massachusetts
           02205-9051

         (800) 621-3979
  ---------------------------
   This report is submitted
  for the general information                           36th Annual Report
   of the shareholders of the                           December 31, 2000
    Fund. The report is not
  authorized for distribution                           -------------------
  to prospective investors in                           -------------------
     the Fund unless it is                              -------------------
    accompanied by a current
          prospectus.
  ---------------------------

 12/00 SF AR
 Printed on recycled paper.

                              D O D G E  &  C O X
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                                   Stock Fund

To Our Shareholders
-------------------------------------------------------------------------------

The Dodge & Cox Stock Fund had a total return of +16.3% for the year and rose by +11.7% in the fourth quarter. This compares with the Standard & Poor's 500 Index (S&P 500), which declined by -9.1% for the year and by -7.8% in the fourth quarter. Longer-term results for the Fund appear on page three of this report. At December 31, 2000 the Fund's $5.7 billion in assets were invested 92% in stocks and 8% in cash equivalents.

The Fund's net asset value per share finished the year at $96.67. The Fund paid income dividends of $2.09 per share and distributed net realized short and long-term capital gains of $17.10 per share during the year.

Performance Review

Interestingly, during the past three years the Fund has experienced both its worst year (1998) and best year (2000) of performance relative to the S&P 500 in the Fund's 36-year history. For the entire three-year period, we are pleased to report that the three-year annualized return for the Fund is 13.8%, compared to the 12.3% total return for the S&P 500. At the beginning of this three-year period in 1998, investors faced a great deal of uncertainty as the global recession threatened to destabilize the growth of the U.S. economy. At the same time, valuations for a handful of stocks ("the New Nifty Fifty") rose to unprecedented levels. For Dodge & Cox, perseverance and a long-term view became key. We avoided the highly valued areas of the market and increased the Fund's investment (through 1998 and 1999) in low-valuation companies with inherent strength, but operating in a very difficult global environment.

As valuations continued to rise in 2000, we took the opportunity to sell ten of the Fund's long-held investments, because the price appreciation of these companies' stocks raised valuations to levels that we believed were no longer attractive on a long-term investment basis. On balance these sales helped the Fund's performance, but resulted in the larger than usual capital gain noted above. Another by-product of these sales was the Fund's turnover ratio of 32%, which, while low relative to other mutual funds, is historically high for the Stock Fund. In spite of this higher turnover, the Fund now owns 44 companies that were also owned during its period of weak relative performance in 1998 (5.4% vs. 28.6% for the S&P 500), neutral relative performance in 1999 (20.2% vs. 21.6%) and strong relative performance in 2000 (16.3% vs. -9.1%).

Without question, the Fund's underweight position compared to the S&P 500 in technology and telecommunication stocks was the largest contributor to the Fund's strong relative returns (more on that later), but a number of other areas were strong contributors as well. The energy sector was strong and the Fund benefited from both its overweight position in this area, as well as good stock selection, as the Fund's energy holdings increased in value much more than those in the broad market (e.g., Baker Hughes up 100% and Amerada Hess up 30%). Stock selection in the finance industry also helped the Fund, as a number of the Fund's bank and insurance holdings provided strong returns (e.g., Golden West Financial up 102% and St. Paul Companies up 64%). In addition, holdings in transportation, electric and gas utilities, and capital equipment also contributed positively.

While the Fund's holdings in healthcare/pharmaceutical stocks performed well during the year, the Fund's underweight position relative to the S&P 500 in those stocks hurt the Fund's relative performance. In addition, disappointing recent results for several individual stocks helped reinforce the importance of building a diversified portfolio (e.g., Xerox down -79%, Kmart down -47%, and Bausch & Lomb down -40%).

Technology Sector Still a Large Part of the Story

As mentioned, the most important determinant in the Fund's strong relative performance in 2000 was the significantly lower weighting than the market in the technology and telecommunications sectors. Relative results were helped both by 1) the Fund's lower weight in these declining sectors, plus our decisions to trim or sell a number of technology positions in the first quarter as stock prices continued to rise, as well as 2) stock selection within the sector, as the Fund's technology holdings declined 14% for the year, while the technology sector in the S&P 500 declined by approximately 40%.

Does the drop in technology stock prices mean that we are now buying the shares of companies we had been avoiding? Not yet. Despite the fact that technology prices have fallen sharply, a good many of these companies continue to sell at a larger premium to the market than we believe is justified. For instance, the twelve largest technology companies in the

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                                       1
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                              D O D G E  &  C O X
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                                   Stock Fund

-------------------------------------------------------------------------------

S&P 500 still have an average price-to-sales ratio (P/S)/1/ of 4.9, which compares to a P/S of 1.9 for the broad market and 0.7 for the Stock Fund. For perspective, the median P/S for the broad market over the last 45 years is 0.85.

Our in-house research team tracks a universe of over 1,200 companies, which includes many of these high-priced stocks. Our goal is to be knowledgeable about these companies so that, if prices fall into a range where we can see a potential for solid returns going forward, we are ready to invest. While the investment strategy we use is often termed "value," as an equity manager we are always pushing to participate in areas of long-term growth as long as the stock price is reasonable. Consequently, we maintain intensive research efforts in the technology, telecommunications, media and healthcare sectors.

Returning to Our Investment Compass

We wrote in last quarter's letter to shareholders that an investment compass is crucial in navigating the volatile investment environment. The components of our compass include a fundamental research effort, a long-term investment horizon, a strict price discipline and a diversified portfolio. The Stock Fund's total return over the past two years was 39.8%, as compared to 10.1% for the S&P 500 and 12.7% for the NASDAQ/2/. Yet, in the middle of these 24 months, in an approximate nine-month period from mid-June 1999 to near the end of March 2000, the NASDAQ rose by 93.4%, the S&P 500 by 19.0%, and the Stock Fund declined by -1.1%. During this type of swing, we return to our investment compass, asking, "How would we invest the Fund's assets, if we knew we couldn't trade for the next three to five years?" This hypothetical question forces us to reevaluate the portfolio, and to reaffirm our rationale for long-term appreciation of the Fund's investments. Persistence is the key.

  "Whoever wishes to win in this game must have patience and money, since the values are so little constant and the rumors so little founded on truth."

These words, applicable today, were written by Joseph de la Vega about the Amsterdam Stock Exchange in 1688. Over three hundred years later the economic surroundings and investment products are vastly different. Yet the words ring true, since human minds and crowd psychology remain unchanged.

In Closing

Recent years have witnessed the largest growth stock speculation we have ever seen. It began with many sectors (e.g., consumer products, retail, healthcare, and technology) participating in 1995 and it appears to have ended in March 2000 with a mighty upsurge of technology stocks. We expect market volatility to remain high. We appreciate your investment with us through this roller coaster ride. We are pleased you were rewarded in 2000 by your patience in continuing your investment in the Fund.

As always, we welcome your comments and questions, and we appreciate your confidence in our firm as a shareholder of the Dodge & Cox Stock Fund.

For the Board of Trustees,

/s/ Harry R. Hagey                 /s/ John A. Gunn
Harry R. Hagey, Chairman          John A. Gunn, President

January 31, 2001

/1/ We use P/S in this example, rather than the more commonly quoted price-to-earnings. This ratio measures a company's price relative to its revenues, and tends to be a more stable valuation measure over time.

/2/ NASDAQ calculated on a price-only return, which excludes dividends.

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                                       2
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                              D O D G E  &  C O X
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                                   Stock Fund

Objective The Fund seeks long-term growth of principal and income. A secondary objective is to achieve a reasonable current income.

Strategy The Fund invests primarily in a broadly diversified portfolio of common stocks. In selecting investments, the Fund invests in compa-nies that, in Dodge & Cox's opinion, appear to be temporarily under-valued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies. Future earnings and dividends are major considerations in selecting companies. Companies are also selected with an emphasis on financial strength and sound economic background.

Cumulative Performance                January 1, 1991 through December 31, 2000
-------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                          Dodge & Cox       S&P 500
                                           Stock Fund        Index
                                          -----------       -------
             1/1/1991                     $10,000           $10,000
             12/31/1991                   $12,148           $13,046
             12/31/1992                   $13,710           $14,157
             12/31/1993                   $16,837           $15,982
             12/31/1994                   $16,750           $15,659
             12/31/1995                   $22,345           $21,545
             12/31/1996                   $27,324           $26,492
             12/31/1997                   $35,091           $35,326
             12/31/1998                   $35,187           $40,495
             12/31/1999                   $44,447           $54,983
             12/31/2000                   $51,689           $49,983

Average annual total
return for periods ended December 31, 2000    1 Year  5 Years 10 Years 20 Years
-------------------------------------------------------------------------------
 Dodge & Cox Stock Fund                       16.30%   18.26%  17.85%   16.29%
 S&P 500 Index                                -9.10    18.33   17.45    15.66

The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. Index returns include dividends and/or in-terest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

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                                       3

                              D O D G E  &  C O X
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                                   Stock Fund

Fund Information                                              December 31, 2000
-------------------------------------------------------------------------------

General Information
-------------------------------------------------------------------------------
Net Asset Value Per Share                                                $96.67
Total Net Assets (millions)                                              $5,728
2000 Expense Ratio                                                        0.54%
2000 Portfolio Turnover                                                     32%
30-Day SEC Yield/1/                                                       2.38%
Fund Inception Date                                                        1965

Investment Manager: Dodge & Cox, San Francisco. Managed by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 23 years.


Asset Allocation
-------------------------------------------------------------------------------
                               [PIE CHART APPEARS HERE]
 Stocks:                                                                  92.1%
 Short-Term Investments:                                                   7.9%

Stock Characteristics
-------------------------------------------------------------------------------
Number of Stocks                                                             79
Median Market Capitalization                                       $8.9 billion
Price-to-Earnings Ratio/2/                                                14.2x
Price-to-Book Value                                                        2.0x
Foreign Stocks/3/ (% of Fund)                                              6.2%

Ten Largest Stock Holdings                                            % of Fund
-------------------------------------------------------------------------------
Golden West Financial                                                       3.3
Bank One                                                                    2.7
Union Pacific                                                               2.6
Loews                                                                       2.3
Phillips Petroleum                                                          2.1
May Department Stores                                                       2.1
Alcoa                                                                       2.0
Occidental Petroleum                                                        2.0
Genuine Parts                                                               2.0
Unocal                                                                      1.9

Ten Largest Sectors                                                   % of Fund
-------------------------------------------------------------------------------
Energy                                                                     10.6
Banking                                                                     9.8
Electronics & Computer                                                      8.1
Chemicals                                                                   7.0
Retail & Distribution                                                       6.4
Transportation                                                              5.9
Insurance & Financial Services                                              5.5
Consumer Durables                                                           5.5
Consumer Products                                                           4.2
Metals & Mining                                                             4.0

/1/ An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.
/2/ Price-to-earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.
/3/ All U.S. dollar-denominated.

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                                       4
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                              D O D G E  &  C O X
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                                   Stock Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
               SHARES                                              MARKET VALUE
COMMON     CONSUMER: 17.3%
STOCKS:    RETAIL AND DISTRIBUTION: 6.4%
90.3%       3,675,000 May Department Stores Co. ...............   $ 120,356,250
            4,302,750 Genuine Parts Co. .......................     112,678,266
           11,410,500 Kmart Corp.+.............................      60,618,281
            3,035,000 Nordstrom, Inc. .........................      55,199,062
            1,640,000 Dillard's, Inc. Class A..................      19,372,500
                                                                  -------------
                                                                    368,224,359
           CONSUMER DURABLES: 5.5%
            3,144,800 Masco Corp. .............................      80,782,050
            1,661,300 Whirlpool Corp. .........................      79,223,244
            1,800,620 Ford Motor Co. ..........................      42,202,031
              773,765 General Motors Corp. ....................      39,413,655
            2,390,000 Dana Corp. ..............................      36,596,875
            2,962,000 Delphi Automotive Systems Corp. .........      33,322,500
                                                                  -------------
                                                                    311,540,355
           CONSUMER PRODUCTS: 4.2%
            2,280,000 VF Corp. ................................      82,627,200
            1,368,800 Eastman Kodak Co. .......................      53,896,500
              669,000 Unilever N.V. ...........................      42,105,187
            2,879,000 Mattel, Inc. ............................      41,572,760
            1,213,300 Dole Food Co., Inc. .....................      19,867,788
                                                                  -------------
                                                                    240,069,435
           MEDIA AND LEISURE: 1.2%
            2,620,100 R.R. Donnelley & Sons Co. ...............      70,742,700
                                                                  -------------
                                                                    990,576,849
           FINANCE: 17.2%
           BANKING: 9.8%
            2,792,900 Golden West Financial Corp. .............     188,520,750
            4,232,900 Bank One Corp. ..........................     155,029,962
            1,480,400 Wells Fargo & Co. .......................      82,439,775
            1,728,121 Bank of America Corp. ...................      79,277,551
              950,000 Wachovia Corp. ..........................      55,218,750
                                                                  -------------
                                                                    560,486,788
           INSURANCE AND FINANCIAL SERVICES: 5.5%
            1,271,100 Loews Corp. .............................     131,638,294
            1,580,550 St. Paul Companies, Inc. ................      85,843,622
              660,000 Chubb Corp. .............................      57,090,000
              345,700 MBIA, Inc. ..............................      25,625,012
              681,000 UNUMProvident Corp. .....................      18,301,875
                                                                  -------------
                                                                    318,498,803
           REAL ESTATE INVESTMENT TRUST: 1.9%
            1,738,100 Equity Office Properties Trust...........      56,705,512
              935,000 Equity Residential Properties Trust......      51,717,188
                                                                  -------------
                                                                    108,422,700
                                                                  -------------
                                                                    987,408,291

                 See accompanying Notes to Financial Statements

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                                       5
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                              D O D G E  &  C O X
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                                   Stock Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
               SHARES                                              MARKET VALUE
COMMON     INDUSTRIAL COMMODITIES: 15.6%
STOCKS     CHEMICALS: 7.0%
(Contin-    2,974,900 Dow Chemical Co. ........................   $ 108,955,712
ued)        1,296,700 Eastman Chemical Co. ....................      63,214,125
            1,680,000 Rohm and Haas Co. .......................      61,005,000
            1,298,000 Air Products & Chemicals, Inc. ..........      53,218,000
              750,000 Union Carbide Corp. .....................      40,359,375
            1,962,500 Engelhard Corp. .........................      39,985,938
            1,328,020 NOVA Chemicals Corp. ....................      24,983,376
              370,000 Lubrizol Corp. ..........................       9,527,500
                                                                  -------------
                                                                    401,249,026
           METALS AND MINING: 4.0%
            3,432,200 Alcoa, Inc. .............................     114,978,700
            1,259,866 Rio Tinto PLC ADR........................      90,789,094
            1,630,000 Massey Energy Co. .......................      20,782,500
                                                                  -------------
                                                                    226,550,294
           PAPER AND FOREST PRODUCTS: 3.1%
            1,502,900 Weyerhaeuser Co. ........................      76,272,175
            1,720,000 International Paper Co. .................      70,197,500
              998,600 Boise Cascade Corp. .....................      33,577,925
                                                                  -------------
                                                                    180,047,600
           GENERAL MANUFACTURING: 1.5%
            5,818,050 Archer-Daniels-Midland Co. ..............      87,270,750
                                                                  -------------
                                                                    895,117,670
           ENERGY: 10.6%
            2,121,000 Phillips Petroleum Co. ..................     120,631,875
            4,716,500 Occidental Petroleum Corp. ..............     114,375,125
            2,859,700 Unocal Corp. ............................     110,634,644
            1,317,700 Amerada Hess Corp. ......................      96,274,456
            1,120,000 Chevron Corp. ...........................      94,570,000
            1,622,900 Baker Hughes, Inc. ......................      67,451,781
                                                                  -------------
                                                                    603,937,881
           TECHNOLOGY: 8.4%
           ELECTRONICS & COMPUTER: 8.1%
            1,760,500 NCR Corp.+...............................      86,484,562
            2,792,600 Thermo Electron Corp.+...................      83,079,850
            1,435,000 Electronic Data Systems..................      82,871,250
           13,965,000 Xerox Corp. .............................      64,588,125
            1,695,000 Pitney Bowes, Inc. ......................      56,146,875
              848,400 Synopsys Inc.+...........................      40,245,975
            2,700,000 Storage Technology Corp.+................      24,300,000
              892,500 Motorola, Inc. ..........................      18,073,125
            1,005,200 Compuware Corp.+.........................       6,282,500
                                                                  -------------
                                                                    462,072,262
           CONSUMER ELECTRONICS: 0.3%
              255,400 Sony Corp. ADR...........................      17,814,150
                                                                  -------------
                                                                    479,886,412

                 See accompanying Notes to Financial Statements

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                                       6
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                              D O D G E  &  C O X
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                                   Stock Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
              SHARES                                              MARKET VALUE
COMMON     HEALTHCARE: 5.9%
STOCKS:    PHARMACEUTICAL & MEDICAL PRODUCTS: 3.7%
(Contin-   1,441,300 Pharmacia Corp. .........................   $  87,919,300
ued)       2,015,000 Becton, Dickinson & Co. .................      69,769,375
           1,343,000 Bausch & Lomb, Inc. .....................      54,307,563
                                                                 -------------
                                                                   211,996,238
           HEALTHCARE SERVICES: 2.2%
             415,600 WellPoint Health Networks, Inc.+.........      47,897,900
           1,030,000 HCA-The Healthcare Company...............      45,330,300
             682,500 First Health Group Corp.+................      31,778,906
                                                                 -------------
                                                                   125,007,106
                                                                 -------------
                                                                   337,003,344
           TRANSPORTATION: 5.9%
           2,938,100 Union Pacific Corp. .....................     149,108,575
           2,746,800 FedEx Corp.+.............................     109,762,128
           2,833,000 Canadian Pacific Ltd. ...................      80,917,563
                                                                 -------------
                                                                   339,788,266
           GENERAL INDUSTRIAL: 5.6%
           MACHINERY & EQUIPMENT: 3.8%
           2,003,600 Deere & Co. .............................      91,789,925
           1,533,000 Caterpillar, Inc. .......................      72,530,062
           1,630,000 Fluor Corp. .............................      53,891,875
             775,300 Unova, Inc.+.............................       2,810,463
                                                                 -------------
                                                                   221,022,325
           ELECTRICAL & AEROSPACE: 1.8%
           2,970,600 Lockheed Martin Corp. ...................     100,851,870
                                                                 -------------
                                                                   321,874,195
           ELECTRIC AND GAS UTILITIES: 3.8%
           1,482,600 American Electric Power Co., Inc. .......      68,940,900
           1,285,000 Ameren Corp. ............................      59,511,562
           1,230,000 TXU Corp. ...............................      54,504,375
           1,494,600 Wisconsin Energy Corp. ..................      33,721,913
                                                                 -------------
                                                                   216,678,750
                                                                 -------------
                     Total Common Stocks (Cost
                     $4,205,274,102)..........................   5,172,271,658
                                                                 -------------
PREFERRED  CONSUMER: 1.8%
STOCKS:    3,558,319 News Corp. Ltd., Limited Voting Ordinary
1.8%                 Shares ADR...............................     103,413,646
                                                                 -------------
                     Total Preferred Stocks (Cost
                     $75,175,211).............................     103,413,646
                                                                 -------------

                 See accompanying Notes to Financial Statements

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                                       7
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                              D O D G E  &  C O X
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                                   Stock Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
              PAR VALUE                                           MARKET VALUE
SHORT-TERM $ 74,998,428 SSgA Prime Money Market Fund..........   $  74,998,428
INVEST-      30,000,000 SSgA United States Treasury Money
MENTS:                  Market Fund...........................      30,000,000
7.5%        128,144,000 State Street Repurchase Agreement,
                        5.85%, 1/2/2001 (collateralized by
                        U.S. Treasury Bonds & Note, value
                        $130,717,150).........................     128,144,000
            100,000,000 U.S. Treasury Bills, 6.005%,
                        3/1/2001..............................      99,015,847
            100,000,000 U.S. Treasury Bills, 5.79%, 6/7/2001..      97,474,917
                                                                 -------------
                        Total Short-Term Investments (Cost
                        $429,633,192).........................     429,633,192
                                                                 -------------

           TOTAL INVESTMENTS (Cost $4,710,082,505) ........   99.6%      5,705,318,496
           OTHER ASSETS LESS LIABILITIES ..................    0.4%         23,141,531
                                                             ------     --------------
           TOTAL NET ASSETS ...............................  100.0%     $5,728,460,027
                                                             ======     ==============

              + Non-income producing securities

                 See accompanying Notes to Financial Statements

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                                       8
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                              D O D G E  &  C O X
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                                   Stock Fund

            Statement of Assets and Liabilities               December 31, 2000
            -------------------------------------------------------------------
            ASSETS:
            Investments, at market value (identified cost
             $4,710,082,505).................................... $5,705,318,496
            Receivable for investments sold.....................     16,372,923
            Receivable for Fund shares sold.....................     26,787,898
            Dividends and interest receivable...................     10,626,561
            Prepaid expenses....................................         47,050
                                                                 --------------
                                                                  5,759,152,928
                                                                 --------------
            LIABILITIES:
            Payable for investments purchased...................     13,377,532
            Payable for Fund shares redeemed....................     14,705,043
            Management fees payable.............................      2,315,497
            Accounts payable....................................        294,829
                                                                 --------------
Net asset                                                            30,692,901
value                                                            --------------
per share
$96.67
            NET ASSETS.......................................... $5,728,460,027
Beneficial                                                       ==============
shares
outstanding
59,257,059  NET ASSETS CONSIST OF:
(par value  Paid in capital..................................... $4,652,483,533
$0.01 each, Accumulated undistributed net investment income.....        528,214
unlimited   Accumulated undistributed net realized gain on
shares       investments........................................     80,212,289
authorized) Net unrealized appreciation on investments..........    995,235,991
                                                                 --------------
                                                                 $5,728,460,027
                                                                 ==============

                 See accompanying Notes to Financial Statements

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                              D O D G E  &  C O X
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                                   Stock Fund

           Statement of Operations                 Year Ended December 31, 2000
           --------------------------------------------------------------------
           INVESTMENT INCOME:
           Dividends (net of foreign taxes of $785,236)..........  $107,925,718
           Interest..............................................    21,861,951
                                                                   ------------
                                                                    129,787,669
                                                                   ------------
           EXPENSES:
           Management fees (Note 2) .............................    24,282,136
           Custodian and fund accounting fees ...................       197,407
           Transfer agent fees ..................................     1,290,163
           Professional fees ....................................        32,399
           Shareholder reports ..................................       222,336
           Registration fees ....................................        53,893
           Trustees' fees (Note 2) ..............................        21,750
           Miscellaneous ........................................        49,580
                                                                   ------------
                                                                     26,149,664
                                                                   ------------
           NET INVESTMENT INCOME.................................   103,638,005
                                                                   ------------
           REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
            Net realized gain on investments.....................   730,961,111
            Net unrealized depreciation on investments...........   (37,717,350)
                                                                   ------------
             Net realized and unrealized gain on investments.....   693,243,761
                                                                   ------------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..  $796,881,766
                                                                   ============

                 See accompanying Notes to Financial Statements

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                   Stock Fund

           Statement of Changes in Net Assets           Year Ended December 31,
           --------------------------------------------------------------------
                                                         2000             1999
           OPERATIONS:
           Net investment income............  $   103,638,005  $    65,208,317
           Net realized gain................      730,961,111      457,870,396
           Net unrealized appreciation
            (depreciation)..................      (37,717,350)     275,141,142
                                              ---------------  ---------------
           Net increase in net assets from
            operations......................      796,881,766      798,219,855
                                              ---------------  ---------------

           DISTRIBUTIONS TO SHAREHOLDERS
            FROM:
           Net investment income............     (104,694,093)     (64,603,851)
           Net realized gain................     (871,058,842)    (294,628,812)
                                              ---------------  ---------------
           Total distributions..............     (975,752,935)    (359,232,663)
                                              ---------------  ---------------

           BENEFICIAL SHARE TRANSACTIONS:
           Amounts received from sale of
            shares..........................    1,567,291,771      924,118,464
           Net asset value of shares issued
            in reinvestment of
            distributions...................      931,012,598      338,281,245
           Amounts paid for shares
            redeemed........................   (1,215,511,269)  (1,432,143,224)
                                              ---------------  ---------------
           Net increase (decrease) from
            beneficial share transactions...    1,282,793,100     (169,743,515)
                                              ---------------  ---------------
           Total increase in net assets.....    1,103,921,931      269,243,677

           NET ASSETS:
           Beginning of year................    4,624,538,096    4,355,294,419
                                              ---------------  ---------------
           End of year (including
            undistributed net investment
            income of $528,214 and
            $1,584,302 respectively)........  $ 5,728,460,027  $ 4,624,538,096
                                              ===============  ===============

           Shares sold......................       16,059,436        9,114,742
           Shares issued in reinvestment of
            distributions...................        9,683,858        3,434,611
           Shares redeemed..................      (12,491,295)     (14,561,028)
                                              ---------------  ---------------
           Net increase (decrease) in shares
            outstanding.....................       13,251,999       (2,011,675)
                                              ===============  ===============

                 See accompanying Notes to Financial Statements

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                                       11

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                   Stock Fund

              Notes to Financial Statements
              -----------------------------------------------------------------

         1 Dodge & Cox Stock Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with accounting principles generally accepted in the United States of America. Significant accounting policies are as follows: (a) Security valuation: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. dollars.
              (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend and interest income are recorded on the accrual basis.
              (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

              The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

         2 Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other expenses of the Fund exceed 3/4 of 1% of the average daily net asset value for the year. All officers and six of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

         3 For the year ended December 31, 2000, purchases and sales of securities, other than short-term securities, aggregated $1,654,475,450 and $1,430,048,469, respectively. At December 31,
              2000, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $995,235,991, of which $1,325,937,018 represented appreciated securities and $330,701,027 represented depreciated securities.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
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                                       12

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                   Stock Fund

Financial Highlights
-------------------------------------------------------------------------------

SELECTED DATA AND RATIOS (for a share outstanding throughout each year)

Year Ended December 31,                 2000     1999    1998    1997    1996
------------------------------------------------------------------------------
Net asset value, beginning of year   $100.52  $ 90.70  $94.57  $79.81  $67.83

Income from investment operations:
 Net investment income                  2.06     1.49    1.57    1.48    1.28
 Net realized and unrealized gain      13.28    16.51    3.54   20.86   13.67
                                     ----------------------------------------
 Total from investment operations      15.34    18.00    5.11   22.34   14.95
                                     ----------------------------------------
Distributions to shareholders from:
 Net investment income                 (2.09)   (1.48)  (1.56)  (1.49)  (1.29)
 Net realized gain                    (17.10)   (6.70)  (7.42)  (6.09)  (1.68)
                                     ----------------------------------------
 Total distributions                  (19.19)   (8.18)  (8.98)  (7.58)  (2.97)
                                     ----------------------------------------
Net asset value, end of year         $ 96.67  $100.52  $90.70  $94.57  $79.81
                                     ========================================
Total return                          16.30%   20.20%   5.39%  28.41%  22.26%

Ratios/Supplemental data:
 Net assets, end of year (millions)   $5,728   $4,625  $4,355  $4,087  $2,252
 Ratio of expenses to average net
   assets                               .54%     .55%    .57%    .57%    .59%
 Ratio of net investment income to
   average net assets                  2.13%    1.46%   1.63%   1.67%   1.79%
 Portfolio turnover rate                 32%      18%     19%     19%     10%

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-------------------------------------------------------------------------------
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                                       13

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                   Stock Fund

              Report of Independent Accountants
              -----------------------------------------------------------------

              To the Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Stock Fund

              In our opinion, the accompanying statement of assets and liabil-ities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Dodge & Cox Stock Fund (the "Fund", one of the series constituting Dodge & Cox Funds) at De-cember 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the re-sponsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the fi-nancial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement pre-sentation. We believe that our audits, which included confirma-tion of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

              PricewaterhouseCoopers LLP
              San Francisco, California

              January 31, 2001

              -----------------------------------------------------------------
              Special 2000 Tax Information (unaudited)

              The following information is provided pursuant to provisions of the Internal Revenue Code:

              The Fund hereby designates $855,863,000 of its distributions paid to shareholders in 2000 as capital gain dividends (treated for federal income tax purposes in the hands of shareholders as long-term capital gain taxable at a maximum rate of 20%).

              For shareholders that are corporations, the Fund hereby desig-nates 67% of its ordinary dividends paid to shareholders in 2000 as dividends from domestic corporations eligible for the corpo-rate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduc-tion.

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                                       14

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                   Stock Fund

Officers & Trustees
--------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

L. Dale Crandall, Trustee
President, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

John B. Taylor, Trustee
Professor of Economics, Stanford University

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox


Standard & Poor's 500 and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc.
Nasdaq(R) is a registered service/trademark of The Nasdaq Stock Market, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

      D O D G E  &  C O X                            D O D G E  &  C O X
      -------------------                            -------------------
         Balanced Fund
                                                        Balanced Fund
                                                       Established 1931
      Investment Manager
          Dodge & Cox                                -------------------
      One Sansome Street                             -------------------
          35th Floor
   San Francisco, California
          94104-4443

        (415) 981-1710

    For Fund literature and
 information, please visit the
      Funds' web site at:

      www.dodgeandcox.com

       or write or call:

       Dodge & Cox Funds
   c/o Boston Financial Data
           Services
         P.O. Box 9051
     Boston, Massachusetts
          02205-9051

        (800) 621-3979

      -------------------
    This report is submitted
  for the general information
   of the shareholders of the
    Fund. The report is not                           70th Annual Report
  authorized for distribution                          December 31, 2000
  to prospective investors in
     the Fund unless it is                           -------------------
    accompanied by a current                         -------------------
          prospectus.                                -------------------
      -------------------

12/00 BF AR
Printed on recycled paper.

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox Balanced Fund ended the year 2000 with a total annual return of +15.1% and a fourth quarter total return of +9.3%. By comparison, the Combined Index/1/ had negative total returns of -1.0% for the year and -3.1% for the fourth quarter. Longer-term results for the Fund appear on page three of this report. At December 31, 2000, the Fund had net assets of $4.9 billion and was 63% invested in common stocks, 34% in fixed-income securities and 3% in cash equivalents.

The Fund's net asset value finished the year 2000 at $63.42 per share. During the course of the year, income dividends of $2.47 per share and short and long-term capital gains of $9.22 per share were distributed from the Fund.

Performance Review

The Fund's strong performance results relative to the Combined Index for the year were driven primarily by its equity portfolio, which achieved a total return well above that of the S&P 500. The fixed-income portion of the Fund also performed well in 2000, narrowly outperforming its benchmark, the LBAG.

Without question, the equity portfolio's significantly underweighted position compared to the S&P 500 in technology and telecommunications stocks was the largest contributor to the year's strong relative equity return. As explained in our previous letters over the past three years, we have been avoiding many companies in highly valued areas of the market, such as technology, telecommunications and pharmaceutical companies. Perseverance and conviction in our price-disciplined approach was critical as these sectors performed well during 1998, when the Fund's equity portfolio lagged. However, the strategy preserved value in 2000, as the Fund avoided the price declines of many stocks in the technology and telecom sectors. Another positive contributor to the Fund's equity performance last year was its larger position than the S&P 500 in energy stocks, as well as good stock selection in the group (e.g., Baker Hughes +100%). Stock selection in the finance sector also helped the Fund, as a number of its bank and insurance holdings provided strong returns (e.g., Golden West Financial +102% and St. Paul Companies +64%). The Fund's returns in electric and gas utilities, capital equipment and transportation stocks also contributed positively. Finally, disappointing recent results for several individual stocks helped reinforce the importance of building a diversified portfolio (e.g., Xerox down -79%, Kmart down -47%, and Bausch & Lomb down -40%).

Within the fixed-income portion of the Fund, investment results were aided by a general decline in interest rates during the second half of the year. U.S. Treasury securities were the top performers in the overall bond market. The Fund's significant position (approximately 12.2% of the Fund's fixed-income portfolio at year-end) in U.S. Treasury Inflation Protection Securities (TIPS) was a positive contributor to relative performance. Corporate bond yield premiums (relative to Treasuries) widened during the year. This factor negatively affected the Fund's fixed-income portfolio, since the Fund has been overweight in this sector relative to the LBAG. However, J.E. Seagram & Sons was a strong performer within the Fund's corporate bond portfolio, due to a tender offer related to its parent company Seagram's merger with Vivendi.

Equity Strategy: Technology Sector Still a Large Part of the Story

As mentioned, the most important determinant in the Fund's strong relative equity performance last year was the significantly lower weighting than the market in the technology and telecom sectors. Relative results were helped both by: 1) the Fund's lower weighting in these declining sectors, plus our decisions to trim or sell a number of technology holdings in the first quarter as stock prices continued to rise, as well as 2) stock selection within the sector (e.g., Thermo-Electron +98%). The Fund's technology stocks overall declined 14% for the year, while the technology and telecom sectors in the S&P 500 each declined by approximately 40%.

Does the drop in technology stock prices mean that we are now buying the shares of companies we had been avoiding? Not yet. Despite the fact that technology prices have fallen sharply, a good many of these companies continue to sell at a larger premium to the market than we believe is justified. For instance, the twelve largest technology companies in the S&P 500 still have an average price-to-sales ratio (P/S)/2/ of 4.9, which compares to a P/S of 1.9 for the broad market and 0.7 for the equity portfolio of the Balanced Fund. For perspective, the median P/S for the broad market over the last 45 years is 0.85.

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                                       1

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund


--------------------------------------------------------------------------------

Our in-house research team analyzes a universe of over 1,200 companies, which includes many of these higher-valued stocks. Our goal is to be knowledgeable about these companies so that, if prices fall into a range where we can see a potential for solid returns going forward, we are ready to invest. While the investment strategy we use is often termed "value," as an equity manager we are always pushing to participate in areas of long-term growth as long as the stock price is reasonable today. Consequently, we maintain intensive research efforts in the technology, telecom, media and healthcare sectors.

Fixed-Income Strategy

Many sectors of the corporate fixed-income market, especially retail and cyclical industrials (e.g. autos and chemicals) significantly underperformed the LBAG in 2000. Corporate yield premiums now rival, and in many cases surpass, those observed in the 1990-1991 recession. Despite some deterioration in credit quality and a slowing U.S. economy, we believe current yield premiums on investment-grade corporate securities are higher than warranted based on historical default and recovery rates. We believe this creates an opportunity for investors like Dodge & Cox who have a longer investment time horizon and the capability to conduct thorough, fundamental, individual security research. Approximately 38% of the Fund's fixed-income portfolio was invested in corporate securities as of year-end.

U.S. Treasury Inflation Protected Securities (TIPS) remain an important element of the Fund, as we continue to believe that the market may be too complacent about inflation. We are also maintaining the Fund's shorter-than-market duration (a measure of a portfolio's price sensitivity to changes in interest rates) at 4.4 years versus 4.6 years for the LBAG, as a defensive stance against the potential for rising rates in the future.

Returning to our Investment Compass

We wrote in last quarter's letter to shareholders that an investment compass is crucial in navigating the current volatile investment environment. The components of our compass include a fundamental research effort, a long-term investment horizon, a strict price discipline and a diversified portfolio. In the midst of unprecedented volatility in the investment markets, we continually return to our investment compass, asking, "How would we invest the Fund's assets, if we knew we could not trade for the next three to five years?" This hypothetical question disciplines us to reevaluate the portfolio, and to reaffirm our rationale for the balanced objectives of long-term appreciation, preservation of capital and a reasonable level of current income from the Fund's investments.

In Closing

Our long-term commitment to independent fundamental research, combined with a strong price discipline, steer us toward securities in the lower-valuation areas of the equity market and the corporate sector of the fixed-income market. Although we remain cautious about the high-valuation levels reflected in pockets of the equity market, and U.S. economic and corporate profit growth is a question mark for 2001, we believe our research effort is uncovering many attractive long-term investment values.

We are pleased you have been rewarded this year by your patience in continuing your investment in the Fund. As always, we welcome your comments and questions, and we appreciate your confidence in our firm as a shareholder of the Dodge & Cox Balanced Fund.

                                  For the Board of Trustees,

                                  /s/ Harry R. Hagey
January 31, 2001                  Harry R. Hagey, Chairman

/1/ The Combined Index reflects an unmanaged portfolio of 60% Standard & Poor's
    500 Index (S&P 500) and 40% Lehman Brothers Aggregate Bond Index (LBAG).

/2/ We use P/S in this example, rather than the more commonly quoted price-to-earnings. This ratio measures a company's price relative to its revenues, and tends to be a more stable valuation measure over time.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
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                                       2

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund


Objective The Fund seeks regular income, conservation of principal and an op-portunity for long-term growth of principal and income.

Strategy The Fund invests in a diversified portfolio of common stocks, pre-ferred stocks and fixed-income securities.

          Stocks: The Fund invests in well-established companies that, in Dodge & Cox's opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies. The Fund will hold no more than 75% of its to-tal assets in stocks.

          Bonds: Dodge & Cox constructs a diversified portfolio of high-qual-ity fixed-income securities, while striving to maintain the fixed-income yield higher than that of the broad bond market. Fixed-income investments include investment-grade: U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateral-ized mortgage obligations (CMOs) and others.

Cumulative Performance                January 1, 1991 through December 31, 2000
-------------------------------------------------------------------------------

                          [LINE GRAPH APPEARS HERE]


                    S&P 500        LBAG         Combined       Dodge & Cox
                    Index          Index        Index          Balanced Fund
                    -------        -------      ---------      -------------
    1/1/1991        $10,000        $10,000        $10,000        $10,000
    12/31/1991      $13,046        $11,601        $12,479        $12,072
    12/31/1992      $14,157        $12,698        $13,595        $13,629
    12/31/1993      $15,982        $13,858        $15,148        $16,102
    12/31/1994      $15,659        $13,276        $14,716        $15,794
    12/31/1995      $21,545        $15,728        $19,078        $20,220
    12/31/1996      $26,492        $16,297        $21,932        $23,201
    12/31/1997      $35,326        $17,876        $27,114        $28,124
    12/31/1998      $40,495        $19,259        $30,496        $28,874
    12/31/1999      $54,983        $19,265        $36,745        $33,624
    12/31/2000      $49,983        $21,505        $36,385        $38,719

Average annual total return
for periods ended December 31, 2000          1 Year  5 Years 10 Years 20 Years
------------------------------------------------------------------------------
 Dodge & Cox Balanced Fund                   15.13%   13.87%  14.49%   13.94%
 Combined Index                              -0.98    13.78   13.79    13.85
 S&P 500                                     -9.10    18.33   17.45    15.66
 Lehman Brothers Aggregate Bond Index (LBAG) 11.63     6.46    7.96    10.50

The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. Index returns include dividends and/or in-terest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
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                                       3

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

Fund Information                                              December 31, 2000
-------------------------------------------------------------------------------
General Information
-------------------------------------------------------------------------------
Net Asset Value Per Share                                                $63.42
Total Net Assets (millions)                                              $4,909
30-Day SEC Yield/1/                                                       3.92%
2000 Expense Ratio                                                        0.53%
2000 Portfolio Turnover                                                     23%
Fund Inception Date                                                        1931

Investment Manager: Dodge & Cox, San Francisco.
Managed by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 23 years, and by the Fixed-Income Strategy Committee, whose ten members' average tenure is 13 years.

Asset Allocation
-------------------------------------------------------------------------------
                            [PIE CHART APPEARS HERE]
Fixed-Income Securities:                                                  34.4%
Stocks:                                                                   62.6%
Cash Equivalents:                                                          3.0%

Stock Portfolio (62.6% of Fund)
-------------------------------------------------------------------------------
Number of Stocks                                                             79
Median Market Capitalization                                       $8.9 billion
Price-to-Earnings Ratio/2/                                                14.4x
Price-to-Book Value Ratio                                                  2.0x
Foreign Stocks/3/ (% of Fund)                                              4.2%

Five Largest Sectors                                                  % of Fund
-------------------------------------------------------------------------------
Energy                                                                      6.9
Banking                                                                     6.7
Electronics & Computer                                                      5.4
Chemicals                                                                   4.8
Retail & Distribution                                                       4.5

Ten Largest Stock Holdings                                            % of Fund
-------------------------------------------------------------------------------
Golden West Financial                                                       2.3
Bank One                                                                    1.9
Union Pacific                                                               1.8
Loews                                                                       1.5
Alcoa                                                                       1.4
May Department Stores                                                       1.4
Occidental Petroleum                                                        1.4
Phillips Petroleum                                                          1.3
Lockheed Martin                                                             1.3
Dow Chemical                                                                1.3

Fixed-Income Portfolio (34.4% of Fund)
-------------------------------------------------------------------------------
Number of Fixed-Income Securities                                           122
Average Quality                                                              AA
Average Maturity                                                     11.0 years
Effective Duration                                                   4.41 years

Moody's/Standard & Poor's Quality Ratings                             % of Fund
-------------------------------------------------------------------------------
U.S. Government & Government Agencies                                      19.3
Aaa/AAA                                                                     2.3
Aa/AA                                                                       0.0
A/A                                                                         6.2
Baa/BBB                                                                     6.6

Sector Breakdown                                                      % of Fund
-------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                         6.7
Federal Agency CMO and REMIC+                                               7.2
Federal Agency Mortgage Pass-Through                                        5.4
Asset-Backed                                                                2.0
Corporate                                                                  12.5
International Agency/3/                                                     0.6

    + Collateralized Mortgage Obligation and Real Estate Mortgage Investment
      Conduit

/1/ An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.
/2/ Price-to-earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.
/3/ All U.S. dollar-denominated.

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                                       4

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
              SHARES                                               MARKET VALUE
COMMON     FINANCE: 11.7%
STOCKS:    BANKING: 6.7%
61.4%      1,660,700 Golden West Financial Corp. ..............   $ 112,097,250
           2,531,000 Bank One Corp. ...........................      92,697,875
             895,000 Wells Fargo & Co. ........................      49,840,312
             973,434 Bank of America Corp. ....................      44,656,285
             485,000 Wachovia Corp. ...........................      28,190,625
                                                                  -------------
                                                                    327,482,347
           INSURANCE AND FINANCIAL SERVICES: 3.7%
             685,100 Loews Corp. ..............................      70,950,669
             917,300 St. Paul Companies, Inc. .................      49,820,856
             361,000 Chubb Corp. ..............................      31,226,500
             217,000 MBIA, Inc. ...............................      16,085,125
             465,000 UNUMProvident Corp. ......................      12,496,875
                                                                  -------------
                                                                    180,580,025
           REAL ESTATE INVESTMENT TRUST: 1.3%
           1,049,300 Equity Office Properties Trust............      34,233,413
             594,900 Equity Residential Properties Trust.......      32,905,406
                                                                  -------------
                                                                     67,138,819
                                                                  -------------
                                                                    575,201,191
           CONSUMER: 11.7%
           RETAIL AND DISTRIBUTION: 4.5%
           2,075,000 May Department Stores Co. ................      67,956,250
           2,380,000 Genuine Parts Co. ........................      62,326,250
           7,732,500 Kmart Corp.+..............................      41,078,906
           1,757,600 Nordstrom, Inc. ..........................      31,966,350
           1,261,000 Dillard's, Inc. Class A...................      14,895,563
                                                                  -------------
                                                                    218,223,319
           CONSUMER DURABLES: 3.4%
             964,500 Whirlpool Corp. ..........................      45,994,594
           1,517,800 Masco Corp. ..............................      38,988,487
             996,459 Ford Motor Co. ...........................      23,354,508
           1,771,400 Delphi Automotive Systems Corp. ..........      19,928,250
           1,250,000 Dana Corp. ...............................      19,140,625
             344,122 General Motors Corp. .....................      17,528,714
                                                                  -------------
                                                                    164,935,178
           CONSUMER PRODUCTS: 2.9%
           1,240,000 VF Corp. .................................      44,937,600
           2,027,000 Mattel, Inc. .............................      29,269,880
             690,000 Eastman Kodak Co. ........................      27,168,750
             416,000 Unilever N.V. ............................      26,182,000
             889,100 Dole Food Co., Inc. ......................      14,559,013
                                                                  -------------
                                                                    142,117,243
           MEDIA AND LEISURE: 0.9%
           1,708,300 R.R. Donnelley & Sons Co. ................      46,124,100
                                                                  -------------
                                                                    571,399,840

                 See accompanying Notes to Financial Statements

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                                       5

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
              SHARES                                               MARKET VALUE
COMMON     INDUSTRIAL COMMODITIES: 10.7%
STOCKS     CHEMICALS: 4.8%
(Contin-   1,756,900 Dow Chemical Co. .........................   $  64,346,462
ued)         765,800 Eastman Chemical Co. .....................      37,332,750
             950,000 Rohm and Haas Co. ........................      34,496,875
             716,050 Air Products & Chemicals, Inc. ...........      29,358,050
             469,000 Union Carbide Corp. ......................      25,238,063
           1,203,000 Engelhard Corp. ..........................      24,511,125
             795,520 NOVA Chemicals Corp. .....................      14,965,720
             271,000 Lubrizol Corp. ...........................       6,978,250
                                                                  -------------
                                                                    237,227,295
           METALS AND MINING: 2.7%
           2,060,000 Alcoa, Inc. ..............................      69,010,000
             733,450 Rio Tinto PLC ADR.........................      52,854,241
             988,500 Massey Energy Co. ........................      12,603,375
                                                                  -------------
                                                                    134,467,616
           PAPER AND FOREST PRODUCTS: 2.1%
             864,100 Weyerhaeuser Co. .........................      43,853,075
             870,000 International Paper Co. ..................      35,506,875
             629,000 Boise Cascade Corp. ......................      21,150,125
                                                                  -------------
                                                                    100,510,075
           GENERAL MANUFACTURING: 1.1%
           3,549,761 Archer-Daniels-Midland Co. ...............      53,246,415
                                                                  -------------
                                                                    525,451,401
           ENERGY: 6.9%
           2,749,500 Occidental Petroleum Corp. ...............      66,675,375
           1,141,200 Phillips Petroleum Co. ...................      64,905,750
           1,592,700 Unocal Corp. .............................      61,617,581
             742,600 Amerada Hess Corp. .......................      54,256,212
             593,000 Chevron Corp. ............................      50,071,438
             932,350 Baker Hughes, Inc. .......................      38,750,797
                                                                  -------------
                                                                    336,277,153
           TECHNOLOGY: 5.6%
           ELECTRONICS & COMPUTER: 5.4%
           1,010,500 NCR Corp.+................................      49,640,812
           1,621,800 Thermo Electron Corp.+....................      48,248,550
             796,000 Electronic Data Systems...................      45,969,000
           7,695,000 Xerox Corp. ..............................      35,589,375
           1,005,000 Pitney Bowes, Inc. .......................      33,290,625
             500,600 Synopsys Inc.+............................      23,747,213
           1,507,300 Storage Technology Corp.+.................      13,565,700
             587,400 Motorola, Inc. ...........................      11,894,850
             747,600 Compuware Corp.+..........................       4,672,500
                                                                  -------------
                                                                    266,618,625

                 See accompanying Notes to Financial Statements

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-------------------------------------------------------------------------------
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                                       6

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
              SHARES                                               MARKET VALUE
COMMON     TECHNOLOGY (continued)
STOCKS     CONSUMER ELECTRONICS: 0.2%
(Contin-     128,800 Sony Corp. ADR............................   $   8,983,800
ued)                                                              -------------
                                                                    275,602,425
           HEALTHCARE: 4.2%
           PHARMACEUTICAL & MEDICAL PRODUCTS: 2.5%
             878,550 Pharmacia Corp. ..........................      53,591,550
           1,213,000 Becton, Dickinson & Co. ..................      42,000,125
             690,900 Bausch & Lomb, Inc. ......................      27,938,268
                                                                  -------------
                                                                    123,529,943
           HEALTHCARE SERVICES: 1.7%
             730,000 HCA-The Healthcare Company................      32,127,300
             243,600 WellPoint Health Networks, Inc.+..........      28,074,900
             487,500 First Health Group Corp.+.................      22,699,219
                                                                  -------------
                                                                     82,901,419
                                                                  -------------
                                                                    206,431,362
           TRANSPORTATION: 4.0%
           1,733,600 Union Pacific Corp. ......................      87,980,200
           1,593,600 FedEx Corp.+..............................      63,680,256
           1,510,000 Canadian Pacific Ltd. ....................      43,129,375
                                                                  -------------
                                                                    194,789,831
           GENERAL INDUSTRIAL: 3.8%
           MACHINERY & EQUIPMENT: 2.5%
           1,091,200 Deere & Co. ..............................      49,990,600
             770,000 Caterpillar, Inc. ........................      36,430,625
             988,500 Fluor Corp. ..............................      32,682,281
             624,100 Unova, Inc.+..............................       2,262,363
                                                                  -------------
                                                                    121,365,869
           ELECTRICAL & AEROSPACE: 1.3%
           1,911,200 Lockheed Martin Corp. ....................      64,885,240
                                                                  -------------
                                                                    186,251,109
           ELECTRIC AND GAS UTILITIES: 2.8%
             877,000 TXU Corp. ................................      38,862,062
             834,360 American Electric Power Co., Inc. ........      38,797,740
             809,000 Ameren Corp. .............................      37,466,812
           1,071,000 Wisconsin Energy Corp. ...................      24,164,438
                                                                  -------------
                                                                    139,291,052
                                                                  -------------
                       Total Common Stocks (Cost
                       $2,445,018,020).........................   3,010,695,364
                                                                  -------------
PREFERRED  CONSUMER: 1.2%
STOCKS:    2,087,800 News Corp. Ltd., Limited Voting Ordinary
1.2%                 Shares ADR................................      60,676,688
                                                                  -------------
                       Total Preferred Stocks (Cost
                       $44,632,004)............................      60,676,688
                                                                  -------------

                 See accompanying Notes to Financial Statements

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-------------------------------------------------------------------------------
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                                       7

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
              PAR VALUE                                            MARKET VALUE
FIXED-     U.S. TREASURY AND GOVERNMENT AGENCY: 6.7%
INCOME     U.S. TREASURY: 5.3%
SECURI-    $ 44,589,423 U.S. Treasury Inflation-Indexed Bond,
TIES:                   3.625%, 4/15/2028......................   $  43,739,549
34.4%        18,572,452 U.S. Treasury Inflation-Indexed Bond,
                        3.875%, 4/15/2029......................      19,036,763
            114,992,058 U.S. Treasury Inflation-Indexed Note,
                        3.875%, 1/15/2009......................     115,925,793
             25,853,750 U.S. Treasury Inflation-Indexed Note,
                        4.25%, 1/15/2010.......................      26,863,598
             25,000,000 U.S. Treasury Notes, 6.625%,
                        6/30/2001..............................      25,101,500
             26,500,000 U.S. Treasury Notes, 7.25%, 8/15/2004..      28,330,090
                                                                  -------------
                                                                    258,997,293
           GOVERNMENT AGENCY: 1.4%
              4,935,000 Arkansas Dev. Fin. Auth. GNMA
                        Guaranteed Bonds, 9.75%, 11/15/2014....       5,967,748
              7,686,916 Govt. Small Business Admin. 504 Series
                        96-20L, 6.70%, 12/1/2016...............       7,734,079
             13,717,878 Govt. Small Business Admin. 504 Series
                        97-20F, 7.20%, 6/1/2017................      14,093,642
             15,688,007 Govt. Small Business Admin. 504 Series
                        97-20I, 6.90%, 9/1/2017................      15,920,478
             18,248,334 Govt. Small Business Admin. 504 Series
                        98-20D, 6.15%, 4/1/2018................      17,852,968
              8,718,301 Govt. Small Business Admin. 504 Series
                        98-20I, 6.00%, 9/1/2018................       8,452,510
                                                                  -------------
                                                                     70,021,425
                                                                  -------------
                                                                    329,018,718
           FEDERAL AGENCY CMO* AND REMIC**: 7.2%
              3,239,632 Federal Home Loan Mtge. Corp., 6.00%,
                        1/15/2007..............................       3,228,488
             15,306,320 Federal Home Loan Mtge. Corp., 7.25%,
                        4/15/2007..............................      15,555,047
             41,500,000 Federal Home Loan Mtge. Corp., 6.50%,
                        10/15/2007.............................      41,953,595
             12,609,000 Federal Home Loan Mtge. Corp., 7.00%,
                        1/15/2008..............................      12,845,419
             14,750,000 Federal Home Loan Mtge. Corp., 6.50%,
                        5/15/2008..............................      14,929,655
             15,000,000 Federal Home Loan Mtge. Corp., 6.50%,
                        5/15/2008..............................      15,182,700
             16,474,350 Federal Home Loan Mtge. Corp., 6.50%,
                        8/15/2008..............................      16,705,979
             19,380,000 Federal Home Loan Mtge. Corp., 6.50%,
                        10/15/2008.............................      19,610,041
             30,165,000 Federal Home Loan Mtge. Corp., 6.00%,
                        12/15/2008.............................      30,183,702
             13,957,403 Federal Home Loan Mtge. Corp., 6.50%,
                        5/15/2021..............................      13,774,143
             23,885,000 Federal Home Loan Mtge. Corp., 6.75%,
                        8/15/2021..............................      24,258,084
             27,780,000 Federal Home Loan Mtge. Corp., 6.25%,
                        9/15/2022..............................      27,910,010
             28,000,000 Federal Home Loan Mtge. Corp., 7.00%,
                        8/25/2023..............................      28,236,040
              3,650,028 Federal Natl. Mtge. Assn., 5.00%,
                        1/1/2006...............................       3,586,152
             14,062,121 Federal Natl. Mtge. Assn., 7.50%,
                        2/25/2007..............................      14,374,019
             10,000,000 Federal Natl. Mtge. Assn., 6.50%,
                        6/25/2008..............................      10,015,600
             15,475,000 Federal Natl. Mtge. Assn., 6.00%,
                        3/25/2009..............................      15,383,079
                507,099 Federal Natl. Mtge. Assn., 6.50%,
                        4/1/2009...............................         515,974
              1,755,784 Federal Natl. Mtge. Assn., 5.70%,
                        8/25/2016..............................       1,745,355
             12,715,000 Federal Natl. Mtge. Assn., 7.00%,
                        6/17/2022..............................      12,949,337
              8,000,000 Veterans Affairs Vendee Mtge. Trust,
                        6.75%, 5/15/2019.......................       8,087,440
             23,000,000 Veterans Affairs Vendee Mtge. Trust,
                        7.00%, 6/15/2019.......................      23,337,640
                                                                  -------------
                                                                    354,367,499

                 See accompanying Notes to Financial Statements

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                                       8

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
            PAR VALUE                                              MARKET VALUE
FIXED-     FEDERAL AGENCY MORTGAGE PASS-THROUGH: 5.4%
INCOME     $  156,144 Federal Home Loan Mtge. Corp., 6.50%,
SECURI-               2/1/2006.................................   $     156,489
TIES          211,195 Federal Home Loan Mtge. Corp., 7.50%,
(Contin-              7/1/2006.................................         212,909
ued)          157,174 Federal Home Loan Mtge. Corp., 7.25%,
                      1/1/2008.................................         158,665
               81,008 Federal Home Loan Mtge. Corp., 7.50%,
                      2/1/2008.................................          82,223
              615,420 Federal Home Loan Mtge. Corp., 8.00%,
                      2/1/2008.................................         630,227
           13,381,737 Federal Home Loan Mtge. Corp., 7.00%,
                      5/1/2008.................................      13,569,884
           20,136,966 Federal Home Loan Mtge. Corp., 7.00%,
                      12/1/2008................................      20,420,092
            5,798,857 Federal Home Loan Mtge. Corp., 6.50%,
                      2/1/2009.................................       5,835,099
           16,960,178 Federal Home Loan Mtge. Corp., 7.00%,
                      8/1/2009.................................      17,198,638
           12,997,993 Federal Home Loan Mtge. Corp., 6.00%,
                      9/1/2009.................................      12,965,498
              583,499 Federal Home Loan Mtge. Corp., 8.75%,
                      5/1/2010.................................         602,527
            7,680,063 Federal Home Loan Mtge. Corp., 7.50%,
                      8/1/2010.................................       7,867,227
            2,990,691 Federal Home Loan Mtge. Corp., 8.00%,
                      11/1/2010................................       3,062,647
              503,186 Federal Home Loan Mtge. Corp., 8.25%,
                      2/1/2017.................................         520,556
            7,416,660 Federal Home Loan Mtge. Corp., 7.75%,
                      7/1/2021.................................       7,641,459
            4,677,194 Federal Home Loan Mtge. Corp., 8.50%,
                      1/1/2023.................................       4,887,855
           10,748,926 Federal Natl. Mtge. Assn., 5.57%,
                      1/1/2006.................................      10,491,805
            1,446,540 Federal Natl. Mtge. Assn., 7.50%,
                      12/1/2006................................       1,474,430
            2,816,448 Federal Natl. Mtge. Assn., 7.50%,
                      9/1/2007.................................       2,874,326
            4,690,587 Federal Natl. Mtge. Assn., 7.00%,
                      12/1/2007................................       4,767,138
            9,517,100 Federal Natl. Mtge. Assn., 7.00%,
                      12/1/2007................................       9,653,860
            5,493,134 Federal Natl. Mtge. Assn., 6.50%,
                      5/1/2008.................................       5,525,763
            7,198,430 Federal Natl. Mtge. Assn., 8.00%,
                      6/1/2008.................................       7,432,523
           22,053,659 Federal Natl. Mtge. Assn., 5.965%,
                      10/1/2008................................      21,847,817
            3,852,974 Federal Natl. Mtge. Assn., 5.605%,
                      11/1/2008................................       3,749,774
           14,074,998 Federal Natl. Mtge. Assn., 6.50%,
                      11/1/2008................................      14,158,603
            6,423,916 Federal Natl. Mtge. Assn., 6.00%,
                      1/1/2009.................................       6,397,770
            2,127,325 Federal Natl. Mtge. Assn., 8.00%,
                      1/1/2009.................................       2,194,676
              819,253 Federal Natl. Mtge. Assn., 7.50%,
                      8/1/2010.................................         843,823
            2,268,201 Federal Natl. Mtge. Assn., 7.50%,
                      7/1/2019.................................       2,314,813
            8,582,509 Govt. Natl. Mtge. Assn., 7.50%,
                      7/15/2007................................       8,761,626
           11,125,879 Govt. Natl. Mtge. Assn., 7.50%,
                      1/15/2008................................      11,405,806
            4,936,077 Govt. Natl. Mtge. Assn., 8.00%,
                      12/15/2008...............................       5,092,353
           21,333,731 Govt. Natl. Mtge. Assn., 6.50%,
                      7/15/2009................................      21,510,801
            1,878,479 Govt. Natl. Mtge. Assn., 7.97%,
                      4/15/2020................................       1,956,248
            1,644,107 Govt. Natl. Mtge. Assn., 7.97%,
                      5/15/2020................................       1,711,138
            1,209,082 Govt. Natl. Mtge. Assn., 7.97%,
                      8/15/2020................................       1,258,377
            1,596,147 Govt. Natl. Mtge. Assn., 7.97%,
                      8/15/2020................................       1,661,222
            2,155,754 Govt. Natl. Mtge. Assn., 7.97%,
                      10/15/2020...............................       2,243,644
            1,754,416 Govt. Natl. Mtge. Assn., 7.97%,
                      1/15/2021................................       1,825,943
            7,849,811 Veterans Affairs Vendee Mtge. Trust,
                      5.635%, 2/15/2024........................       7,516,194
            5,330,464 Veterans Affairs Vendee Mtge. Trust,
                      7.207%, 2/15/2025........................       5,526,999
            5,430,075 Veterans Affairs Vendee Mtge. Trust,
                      8.792%, 6/15/2025........................       5,844,118
                                                                  -------------
                                                                    265,853,585

                 See accompanying Notes to Financial Statements

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                                       9

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
             PAR VALUE                                             MARKET VALUE
FIXED-     ASSET-BACKED SECURITIES: 2.0%
INCOME     $37,155,000 CA Infrastructure and Econ. Dev. Bank
SECURI-                Special Purpose Trust PGE-1
TIES                   Rate Reduction Ctf. 1997-1 A-5, 6.25%,
(Contin-               6/25/2004...............................   $  37,219,649
ued)        17,775,000 CA Infrastructure and Econ. Dev. Bank
                       Special Purpose Trust SCE-1
                       Rate Reduction Ctf. 1997-1 A-6, 6.38%,
                       9/25/2008...............................      18,030,427
            15,800,000 PP&L Transition Bond Series 1999-1 A-2,
                       6.41%, 12/26/2003.......................      15,776,142
            26,403,129 Union Planters Mortgage Finance Corp.,
                       7.70%, 4/25/2009........................      26,790,738
                                                                  -------------
                                                                     97,816,956
           CORPORATE: 12.5%
           INDUSTRIAL: 5.8%
            29,625,000 Lockheed Martin Corp., 7.65%, 5/1/2016..      29,988,795
            29,625,000 Lockheed Martin Corp., 7.75%, 5/1/2026..      30,757,267
             5,900,000 May Department Stores, 7.625%,
                       8/15/2013...............................       6,140,779
            14,000,000 May Department Stores, 8.125%,
                       8/15/2035, Callable 2015................      13,779,920
            10,390,000 May Department Stores, 7.875%,
                       8/15/2036, Callable 2016................       9,929,100
            20,000,000 Nordstrom, Inc., 8.95%, 10/15/2005......      20,830,600
            34,560,000 Raychem Corp., 7.20%, 10/15/2008........      35,146,137
            27,970,000 Raytheon Co., 6.75%, 8/15/2007..........      27,802,739
            19,750,000 Raytheon Co., 6.75%, 3/15/2018..........      18,452,623
            17,280,000 Raytheon Co., 7.20%, 8/15/2027..........      16,361,568
            31,600,000 Time Warner Entertainment, 8.375%,
                       7/15/2033...............................      34,284,420
             3,405,000 Union Camp Corp., 9.25%, 2/1/2011.......       3,856,231
            20,000,000 Union Carbide Corp., 6.70%, 4/1/2009....      19,795,800
            19,750,000 Walt Disney Co., 7.55%, 7/15/2093,
                       Callable 2023...........................      19,460,860
                                                                  -------------
                                                                    286,586,839
           FINANCE: 4.9%
            13,500,000 Bank One Capital III, 8.75%, 9/1/2030
                       ++......................................      13,339,620
            15,800,000 Bank of Tokyo-Mitsubishi Ltd., 8.40%,
                       4/15/2010...............................      16,831,266
            14,525,000 BankAmerica Capital II, 8.00%,
                       12/15/2026, Callable 2006 ++............      13,607,456
             1,975,000 Barclays No. American Capital, 9.75%,
                       5/15/2021, Callable 2001................       2,091,486
             1,720,000 CIGNA Corp., 7.65%, 3/1/2023............       1,663,894
             4,400,000 CIGNA Corp., 8.30%, 1/15/2033, Step
                       Coupon..................................       4,506,744
            12,445,000 Citicorp Capital Trust I, 7.933%,
                       2/15/2027, Callable 2007 ++.............      11,943,466
            35,000,000 EOP Operating Limited Partnership,
                       8.375%, 3/15/2006.......................      36,851,150
             4,935,000 First Nationwide Bank, 10.00%,
                       10/1/2006...............................       5,348,652
            10,000,000 GMAC, 5.75%, 11/10/2003.................       9,801,200
            29,625,000 GMAC, 8.875%, 6/1/2010, Putable 2005....      32,626,012
             5,000,000 Golden West Financial, 7.875%,
                       1/15/2002...............................       5,054,200
            10,000,000 Golden West Financial, 6.70%, 7/1/2002..      10,004,900
            13,600,000 Golden West Financial, 6.00%,
                       10/1/2003...............................      13,384,168
             5,805,000 Hartford Financial Services Group,
                       8.30%, 12/1/2001........................       5,908,677
            10,000,000 Hartford Financial Services Group,
                       6.375%, 11/1/2002.......................      10,031,000
            16,290,000 Republic New York Corp., 7.20%,
                       7/15/2097...............................      14,370,223
            13,995,000 Safeco Corp., 6.875%, 7/15/2007.........      13,367,884
            17,500,000 St. Paul Companies, Inc., 8.125%,
                       4/15/2010...............................      18,958,450
                                                                  -------------
                                                                    239,690,448

                 See accompanying Notes to Financial Statements

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                                       10

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
              PAR VALUE                                            MARKET VALUE
FIXED-     CORPORATE (continued)
INCOME     TRANSPORTATION: 1.8%
SECURI-    $  9,875,000 Canadian National Railway Co., 6.80%,
TIES                    7/15/2018..............................   $   9,286,944
(Contin-      8,640,000 Canadian Pacific Ltd., 9.45%,
ued)                    8/1/2021...............................      10,027,065
              6,702,400 Consolidated Rail Corp., 6.76%,
                        5/25/2015..............................       6,581,019
             12,390,000 Consolidated Rail Corp., 9.75%,
                        6/15/2020..............................      14,700,116
             47,768,970 Union Pacific Corp., 6.33%, 1/2/2020...      45,934,164
                                                                  -------------
                                                                     86,529,308
           UTILITIES: 0.0%
                750,000 Idaho Power Co. 1st Mtge., 9.50%,
                        1/1/2021, Callable 2001................         783,630
                                                                  -------------
                                                                    613,590,225
           INTERNATIONAL AGENCY (U.S. DOLLAR-DENOMINATED): 0.6%
             11,850,000 Hydro-Quebec, 7.50%, 4/1/2016..........      12,887,942
             17,545,000 Inter-American Development Bank,
                        7.125%, 3/15/2023, Callable 2003.......      17,090,935
                                                                  -------------
                                                                     29,978,877
                                                                  -------------
                          Total Fixed-Income Securities (Cost
                          $1,671,193,804)......................   1,690,625,860
                                                                  -------------

SHORT-TERM   75,006,429 SSgA Prime Money Market Fund...........      75,006,429
INVEST-      30,000,000 SSgA United States Treasury Money
MENTS:                  Market Fund............................      30,000,000
4.2%        102,347,000 State Street Repurchase Agreement,
                        5.85%, 1/2/2001 (collateralized by U.S.
                        Treasury Bonds, value $104,398,700)....     102,347,000
                                                                  -------------
                          Total Short-Term Investments (Cost
                          $207,353,429)........................     207,353,429
                                                                  -------------

           TOTAL INVESTMENTS (Cost $4,368,197,257) ... 101.2 %    4,969,351,341
           OTHER ASSETS LESS LIABILITIES .............  (1.2)%      (60,241,718)
                                                       -------   --------------
           TOTAL NET ASSETS .......................... 100.0 %   $4,909,109,623
                                                       =======   ==============

               + Non-income producing
              ++ Cumulative Preferred Securities
               * CMO: Collateralized Mortgage Obligation
              ** REMIC: Real Estate Mortgage Investment Conduit

                 See accompanying Notes to Financial Statements

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                                       11

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

            Statement of Assets and Liabilities               December 31, 2000
            -------------------------------------------------------------------
            ASSETS:
            Investments, at market value (identified cost
             $4,368,197,257).................................... $4,969,351,341
            Receivable for investments sold.....................     10,524,046
            Receivable for paydowns on mortgage-backed
             securities.........................................        146,440
            Receivable for Fund shares sold.....................      8,127,919
            Dividends and interest receivable...................     29,815,466
            Prepaid expenses....................................         54,280
                                                                 --------------
                                                                  5,018,019,492
                                                                 --------------
            LIABILITIES:
            Payable for investments purchased...................      3,340,085
Net asset   Payable for Fund shares redeemed....................    103,289,495
value per   Management fees payable.............................      2,060,697
share       Accounts payable....................................        219,592
$63.42                                                           --------------
                                                                    108,909,869
Beneficial                                                       --------------
shares      NET ASSETS ......................................... $4,909,109,623
outstanding                                                      ==============
77,407,856  NET ASSETS CONSIST OF:
(par value  Paid in capital..................................... $4,260,888,108
$0.01 each, Accumulated undistributed net investment income.....      1,241,972
unlimited   Accumulated undistributed net realized gain on
shares       investments........................................     45,825,459
authorized) Net unrealized appreciation on investments..........    601,154,084
                                                                 --------------
                                                                 $4,909,109,623
                                                                 ==============

                 See accompanying Notes to Financial Statements

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                                       12
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                              D O D G E  &  C O X
-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------
                                 Balanced Fund

           Statement of Operations                 Year Ended December 31, 2000
           --------------------------------------------------------------------
           INVESTMENT INCOME:
           Dividends (net of foreign taxes of $503,979)...........  $ 69,760,747
           Interest...............................................   133,574,287
                                                                    ------------
                                                                     203,335,034
                                                                    ------------
           EXPENSES:
           Management fees (Note 2) ..............................    24,055,715
           Custodian and fund accounting fees.....................       219,687
           Transfer agent fees....................................       908,894
           Professional fees......................................        32,400
           Shareholder reports....................................       151,705
           Registration fees......................................        46,618
           Trustees' fees (Note 2) ...............................        21,750
           Miscellaneous..........................................        61,315
                                                                    ------------
                                                                      25,498,084
                                                                    ------------
           NET INVESTMENT INCOME .................................   177,836,950
                                                                    ------------
           REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
            Net realized gain on investments......................   548,257,962
            Net unrealized depreciation on investments............   (57,596,567)
                                                                    ------------
             Net realized and unrealized gain on investments......   490,661,395
                                                                    ------------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..  $668,498,345
                                                                    ============

                 See accompanying Notes to Financial Statements

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                                       13

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

           Statement of Changes in Net Assets           Year Ended December 31,
           --------------------------------------------------------------------
                                                          2000             1999
           OPERATIONS:
           Net investment income.............  $   177,836,950  $   175,309,072
           Net realized gain.................      548,257,962      484,607,708
           Net unrealized depreciation.......      (57,596,567)     (36,942,549)
                                               ---------------  ---------------
           Net increase in net assets from
            operations ......................      668,498,345      622,974,231
                                               ---------------  ---------------
           DISTRIBUTIONS TO SHAREHOLDERS
            FROM:
           Net investment income.............     (179,395,979)    (174,300,777)
           Net realized gain.................     (658,348,012)    (372,974,271)
                                               ---------------  ---------------
           Total distributions ..............     (837,743,991)    (547,275,048)
                                               ---------------  ---------------
           BENEFICIAL SHARE TRANSACTIONS:
           Amounts received from sale of
            shares...........................      900,615,440    1,034,002,523
           Net asset value of shares issued
            in reinvestment of
            distributions....................      818,089,030      534,611,195
           Amounts paid for shares redeemed..   (1,778,311,810)  (2,199,329,763)
                                               ---------------  ---------------
           Net decrease from beneficial share
            transactions ....................      (59,607,340)    (630,716,045)
                                               ---------------  ---------------
           Total decrease in net assets .....     (228,852,986)    (555,016,862)

           NET ASSETS:
           Beginning of year.................    5,137,962,609    5,692,979,471
                                               ---------------  ---------------
           End of year (including
            undistributed net investment
            income of $1,241,972 and
            $2,801,001, respectively)........  $ 4,909,109,623  $ 5,137,962,609
                                               ===============  ===============
           Shares sold.......................       13,870,176       15,078,796
           Shares issued in reinvestment of
            distributions....................       12,896,147        8,106,876
           Shares redeemed...................      (27,547,646)     (32,283,085)
                                               ---------------  ---------------
           Net decrease in shares
            outstanding .....................         (781,323)      (9,097,413)
                                               ===============  ===============

                 See accompanying Notes to Financial Statements

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                                       14

                              D O D G E  &  C O X
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                                 Balanced Fund

              Notes to Financial Statements
              -----------------------------------------------------------------

         1 Dodge & Cox Balanced Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end man-agement investment company. The Fund consistently follows ac-counting policies which are in conformity with accounting prin-ciples generally accepted in the United States of America. Sig-nificant accounting policies are as follows: (a) Security valua-tion: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange deter-mined to be the primary market for such security; long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. dollars. (b) Security transac-tions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are deter-mined on the basis of identified cost. (d) Dividend and interest income are recorded on the accrual basis. Premiums and discounts on debt securities purchased are amortized and accreted, respec-tively, to interest income over the lives of the respective se-curities. (e) Distributions to shareholders of income and capi-tal gains are reflected in the net asset value per share compu-tation on the ex-dividend date. (f) No provision for federal in-come taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its tax-able income and otherwise continue to comply with requirements for regulated investment companies.

              The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. In November 2000, the AICPA issued its revised audit and accounting guidance for investment companies which is effective beginning January 1, 2001. The impact of the adoption of this guidance is not material to the financial statements.

         2 Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. All officers and six of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trust-ees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

         3 For the year ended December 31, 2000, purchases and sales of se-curities, other than short-term securities, aggregated $1,103,628,472 and $1,836,664,810, respectively, of which U.S.
              government obligations aggregated $191,930,717 and $371,676,562, respectively. At December 31, 2000, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $601,154,084, of which $837,662,007 represented appreciated se-curities and $236,507,923 represented depreciated securities.

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                              D O D G E  &  C O X
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                                 Balanced Fund

Financial Highlights
-------------------------------------------------------------------------------

SELECTED DATA AND RATIOS (for a share outstanding throughout each year)

Year Ended December 31,                    2000    1999    1998    1997    1996
--------------------------------------------------------------------------------
Net asset value, beginning of year       $65.71  $65.22  $66.78  $59.82  $54.60

Income from investment operations:
 Net investment income                     2.45    2.24    2.24    2.21    1.98
 Net realized and unrealized gain          6.95    5.45    2.17   10.24    5.92
                                         --------------------------------------
 Total from investment operations          9.40    7.69    4.41   12.45    7.90
                                         --------------------------------------
Distributions to shareholders from:
 Net investment income                    (2.47)  (2.22)  (2.23)  (2.22)  (1.99)
 Net realized gain                        (9.22)  (4.98)  (3.74)  (3.27)   (.69)
                                         --------------------------------------
 Total distributions                     (11.69)  (7.20)  (5.97)  (5.49)  (2.68)
                                         --------------------------------------
Net asset value, end of year             $63.42  $65.71  $65.22  $66.78  $59.82
                                         ======================================
Total return                             15.13%  12.06%   6.70%  21.21%  14.75%

Ratios/Supplemental data
 Net assets, end of year (millions)      $4,909  $5,138  $5,693  $5,077  $3,630
 Ratio of expenses to average net assets   .53%    .53%    .54%    .55%    .56%
 Ratio of net investment income to
   average net assets                     3.70%   3.18%   3.29%   3.39%   3.60%
 Portfolio turnover rate                    23%     17%     26%     32%     17%

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                                       16

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
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                                 Balanced Fund

Report of Independent Accountants
-------------------------------------------------------------------------------

To the Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Balanced
Fund

In our opinion, the accompanying statement of assets and liabilities, includ-ing the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Dodge & Cox Balanced Fund (the "Fund", one of the series constituting Dodge & Cox Funds) at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the fi-nancial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter re-ferred to as "financial statements") are the responsibility of the Fund's man-agement; our responsibility is to express an opinion on these financial state-ments based on our audits. We conducted our audits of these financial state-ments in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by cor-respondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California

January 31, 2001

-------------------------------------------------------------------------------
Special 2000 Tax Information (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code:

The Fund hereby designates $642,838,873 of its distributions paid to sharehold-ers in 2000 as capital gain dividends (treated for federal income tax purposes in the hands of shareholders as long-term capital gain taxable at a maximum rate of 20%).

For shareholders that are corporations, the Fund hereby designates 32% of its ordinary dividends paid to shareholders in 2000 as dividends from domestic cor-porations eligible for the corporate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduction.

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

                              D O D G E  &  C O X
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                                 Balanced Fund




                       THIS PAGE INTENTIONALLY LEFT BLANK

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                                       18

                              D O D G E  &  C O X
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                                 Balanced Fund

Officers & Trustees
-------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

L. Dale Crandall, Trustee
President, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

John B. Taylor, Trustee
Professor of Economics, Stanford University

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox

Lehman Brothers(R) is a trademark of Lehman Brothers, Inc.; Moody's(R) is a trademark of Moody's Investors Services, Inc.; and Standard & Poor's, Standard & Poor's 500, and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc.

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

       D O D G E  &  C O X                    D O D G E  &  C O X
       -------------------                    -------------------
           Income Fund
                                                  Income Fund
        Investment Manager                      Established 1989
           Dodge & Cox
        One Sansome Street                    -------------------
            35th Floor
    San Francisco, California                 -------------------
            94104-4443

          (415) 981-1710

     For Fund literature and
  information, please visit the
       Funds' web site at:

       www.dodgeandcox.com

        or write or call:

        Dodge & Cox Funds
c/o Boston Financial Data Services
          P.O. Box 9051
      Boston, Massachusetts
            02205-9051

          (800) 621-3979

    ---------------------------
      This report is submitted
    for the general information
     of the shareholders of the
      Fund. The report is not
    authorized for distribution               12th Annual Report
    to prospective investors in               December 31, 2000t
       the Fund unless it is                  ------------------
      accompanied by a current                ------------------
            prospectus.                       ------------------
    ---------------------------

12/00 IF AR
Printed on recycled paper.

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                  Income Fund

To Our Shareholders
-------------------------------------------------------------------------------

The Dodge & Cox Income Fund provided a total return of 10.7% for 2000, as compared to 11.6% for the Lehman Brothers Aggregate Bond Index (LBAG), which serves as a proxy for the U.S. bond market. Average annual total returns for longer periods are listed on page three of this report.

The Fund ended the year with total net assets of approximately $1 billion. The net asset value of the Fund rose from $11.40 at the end of 1999 to $11.80 as of December 31, 2000. In addition, the Fund paid dividends of $0.78 per share from investment income.

Economic Reports Substantiate Concerns of a Slowing Economy

Following a robust first half of 2000, economic reports released toward the end of the year substantiated concerns of a slowing U.S. economy--lower GDP growth and inflation, declining consumer confidence, weaker manufacturing activity, and slower employment growth. For example, real GDP increased at an annual rate of 2.2% in the third quarter, down from a 5.6% increase in the second quarter. Fourth quarter inflation (as measured by the Consumer Price Index) rose 2.1% on an annualized basis, following an annualized increase of 3.8% in the first nine months of the year. While the Federal Reserve raised the Federal Funds rate three times in the first half of the year, it changed its outlook on the economy near the end of the year, citing concerns about economic weakness rather than inflation pressures.

Weaker economic data, combined with U.S. Treasury "buybacks" (more on that later), led to rising U.S. Treasury prices and falling rates. The benchmark 5-year and 10-year Treasury yields posted the largest drops--136 and 132 basis points, respectively (1 basis point = 1/100 of 1%)--while the 30-year Treasury fell 103 basis points to yield 5.45% at year end. The U.S. Treasury sector outperformed the broad bond market, as Treasury yields fell more than those in any other broad fixed-income sector. For example, the Lehman Brothers Treasury Index returned 13.5% for the year while the Lehman Brothers Credit (formerly "Corporate") Index returned 9.4%, and the Lehman Brothers Mortgage-Backed Security Index returned 11.2%.

2000 Review: Another Tough Year for Corporate Bonds

The dominant theme in fixed-income investing last year was the outperformance of U.S. Treasury securities relative to all other fixed-income classes. Accordingly, the Fund's overweight position in corporate debt, at the expense of greater representation in U.S. Treasuries, was the primary source of relative underperformance (vs. the LBAG) in 2000.

One cause of the performance discrepancy between these sectors was the surge in market demand for Treasury securities after the U.S. Treasury announced its plans to repurchase some of its outstanding public debt. Some forecasts extrapolate that the current budget surplus will persist for another decade, leading some analysts and market participants to conclude that public U.S. Treasury debt securities will eventually disappear through a combination of reduced issuance and ongoing buybacks.

The decline of U.S. Treasury yields created corporate yield premiums that rival, and in many cases surpass, those observed during the 1990-1991 recession. Other, more fundamental factors also contributed to the weak relative price performance of corporate securities this year. As the Federal Reserve pushed short-term rates higher over the first half of the year, investors' concerns of a "hard landing" (i.e. very low-to-negative GDP growth) began to increase. Simultaneously, some balance sheet measures of corporate creditworthiness deteriorated, exacerbated by the equity-shrinking share repurchase plans that many corporate entities have undertaken. As a result, credit downgrade rates moved higher. Default rates moved higher as well, though most defaults occurred in the high-yield sector.

Our Strategy

In the face of this significant "cheapening" of corporate securities, Dodge & Cox increased the Fund's exposure to the corporate sector from 31% at the beginning of the year to 38% at the end of the year. For comparison purposes, corporates represented 24% of the LBAG at year-end. Our thesis for favoring corporate securities over U.S. Treasury securities in the Fund has three major tenets:

 . The potential risks associated with emphasizing corporate investing are rewarded by the greater yields these securities provide. Despite some deterioration in credit quality and a slowing U.S. economy, we believe current yield premiums on investment grade corporate securities are higher than warranted based on credit fundamentals, as well as, historical default and recovery rates.

 . U.S. Treasuries, with yields below 6%, have a low probability of generating satisfactory real returns over a three- to five-year horizon given that 2000 inflation was 3.4% and market expectations for lower future inflation could be optimistic.

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                                       1

                              D O D G E  &  C O X
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                                  Income Fund


--------------------------------------------------------------------------------

 . The economic and fiscal conditions and assumptions that underpin the "reduction of Treasury supply" theory may be optimistic and are sensitive to external events.

We implemented this decision through a careful, fundamentals-based selection process that targets companies with durable franchises and solid finances in important industries. An example of the value of fundamental research is the Fund's holding in J.E. Seagram & Sons securities. In conjunction with its announced merger with Vivendi, there was speculation that Seagram would tender for its outstanding public debt. Several scenarios were plausible if the bonds were not tendered for, most of which would have resulted in poor price performance. Our in-house analysts spent a great deal of time researching the legal and financial implications as well as both companies' incentives and ultimately determined that there was a high probability of a tender. We therefore decided to hold the Fund's 1% Seagram position. The bonds were indeed tendered for, at a high premium that resulted in a 24.3% gain for the bonds from the beginning of the year until the early December tender date.

As we discussed above, many sectors of the corporate market, especially retail and cyclical industrials (e.g., autos, auto parts, chemicals) underperformed significantly in 2000. We believe the price declines of corporate securities has created an opportunity for investors like Dodge & Cox who have a longer investment time horizon and the capability to conduct thorough, fundamental security research. Some examples of the Fund's recent investments in the corporate area include: 18-year Dillard's Department Stores (11.4% yield to maturity), 5-year Nordstrom (9.0%), 10-year St. Paul Companies (8.9%), and 3-year Xerox Corporation (29.0%) securities./1/ This additional income should make a significant contribution to the Fund's long-term total return.

Though the Fund's current mortgage allocation of 34.5% matches the weighting in the LBAG, it differs in that the Fund features securities that exhibit relatively stable cash flow characteristics over a wide range of interest rate scenarios. Specifically, we emphasize niches within the mortgage-backed securities market, particularly "seasoned" (as opposed to new issuance) 15- and 30-year mortgage pools, which offer compelling return potential relative to U.S. Treasuries. The value of this seasoning has come to light in recent periods of low mortgage market rates and prepayment uncertainty; the borrowers underlying these loans have reduced financial incentive to refinance, providing a more stable, predictable, and therefore more valuable set of cash flows. As yield premiums on these securities have risen in tandem with their less stable, newer-issue brethren, we believe the potential for future outperformance grows. We have been adding selectively to the Fund's mortgage holdings so far in 2001.

U.S. Treasury Inflation Protected Securities (TIPS) remain an important element of the Fund's strategy as we continue to believe that the market is too complacent about inflation. TIPS performed well in 2000, contributing total returns of 11.9% for the 10-year and 17.7% for the 30-year security. At year-end, the Fund held a 5.6% position in TIPS. We also maintained the Fund's shorter-than-market duration (a measure of a portfolio's price sensitivity to changes in interest rates) at 4.30 years versus 4.58 years for the LBAG, as a defensive stance against the potential for rising rates in the future.

Looking Ahead

We continue to believe that the potential long-term outlook for corporate and mortgage-related fixed-income securities remains attractive for investors and will continue to emphasize securities within these sectors as part of a well-diversified portfolio. As always, we welcome your comments and questions, and we appreciate your confidence in our firm as a shareholder of the Dodge & Cox Income Fund.

For the Board of Trustees,

/s/ Harry R. Hagey            /s/ A. Horton Shapiro
Harry R. Hagey, Chairman      A. Horton Shapiro, Executive Vice President

January 31, 2001

/1/ Yield and share price of the Fund will fluctuate with market conditions, and you may have a gain or a loss when you sell your shares.

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                                       2

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
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                                  Income Fund


Objective The Fund seeks a high and stable rate of current income, consistent with long-term preservation of capital. A secondary objective is to take advantage of opportunities to realize capital appreciation.

Strategy The Fund invests in a diversified portfolio consisting primarily of high-quality bonds and other fixed-income securities, including U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations (CMOs) and oth-ers rated A or better by either S&P or Moody's.

          The proportions held in the various fixed-income securities will be revised in light of Dodge & Cox's appraisal of the economy, the rel-ative yields of securities in the various market sectors, the in-vestment prospects for issuers and other factors. In selecting secu-rities, Dodge & Cox will consider many factors, including yield to maturity, quality, liquidity, current yield and capital appreciation potential.

Cumulative Performance                January 1, 1991 through December 31, 2000
-------------------------------------------------------------------------------

                       [LINE GRAPH APPEARS HERE]

                                  LBAG           Dodge & Cox
                                  Index          Income Fund
                                  -------        -----------
     1/1/1991                     $10,000           $10,000
     12/31/1991                   $11,601           $11,792
     12/31/1992                   $12,698           $12,999
     12/31/1993                   $13,858           $14,382
     12/31/1994                   $13,276           $13,746
     12/31/1995                   $15,728           $16,522
     12/31/1996                   $16,297           $17,123
     12/31/1997                   $17,876           $18,837
     12/31/1998                   $19,259           $20,000
     12/31/1999                   $19,265           $20,198
     12/31/2000                   $21,505           $22,361

Average annual total return
for periods ended December 31, 2000                    1 Year  5 Years 10 Years
-------------------------------------------------------------------------------
 Dodge & Cox Income Fund                               10.70%   6.23%    8.38%
 Lehman Brothers Aggregate Bond Index (LBAG)           11.63    6.46     7.96

The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. Index returns include interest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

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                                       3

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                  Income Fund

Fund Information                                              December 31, 2000
-------------------------------------------------------------------------------
General Information
-------------------------------------------------------------------------------
Net Asset Value Per Share                                                $11.80
Total Net Assets (millions)                                              $1,021
30 Day SEC Yield*                                                         6.67%
2000 Expense Ratio                                                        0.46%
2000 Portfolio Turnover                                                     34%
Fund Inception Date                                                        1989

Investment Manager: Dodge & Cox, San Francisco. Managed by the Fixed-Income Strategy Committee, whose ten members' average tenure at Dodge & Cox is 13 years, and by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 23 years.

Asset Allocation
-------------------------------------------------------------------------------
                            [PIE GRAPH APPEARS HERE]
Fixed-Income Securities:                                                  94.9%
Short-Term Investments:                                                    5.1%

Fixed-Income Characteristics
-------------------------------------------------------------------------------
Number of Fixed-Income Securities                                           115
Average Quality                                                              AA
Average Maturity                                                     10.3 years
Effective Duration                                                   4.30 years

Sector Breakdown                                                      % of Fund
-------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                        18.0
Federal Agency CMO and REMIC+                                              17.9
Federal Agency Mortgage Pass-Through                                       16.6
Asset-Backed                                                                3.2
Corporate                                                                  38.2
International Agency (U.S. dollar-denominated)                              1.0
Short-Term Investments                                                      5.1

      + Collateralized Mortgage Obligation and Real Estate Mortgage Investment
        Conduit

Moody's/Standard & Poor's Quality Ratings                             % of Fund
-------------------------------------------------------------------------------
U.S. Government & Government Agencies                                      52.5
Aaa/AAA                                                                     3.2
Aa/AA                                                                       0.2
A/A                                                                        18.8
Baa/BBB                                                                    18.6
Ba/BB                                                                       1.6
Short-Term Investments                                                      5.1

Maturity Breakdown                                                    % of Fund
-------------------------------------------------------------------------------
0-1 Years to Maturity                                                      12.4
1-5                                                                        31.1
5-10                                                                       33.5
10-15                                                                       2.9
15-20                                                                       4.7
20-25                                                                       3.9
25 and Over                                                                11.5

*An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.

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                                       4

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                  Income Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
             PAR VALUE                                            MARKET VALUE
FIXED-     U.S. TREASURY AND GOVERNMENT AGENCY: 18.0%
INCOME     U.S. TREASURY: 14.8%
SECURI-    $20,976,930 U.S. Treasury Inflation-Indexed Bond,
TIES:                  3.625%, 4/15/2028......................   $  20,577,110
94.9%        8,498,791 U.S. Treasury Inflation-Indexed Bond,
                       3.875%, 4/15/2029......................       8,711,261
            28,114,380 U.S. Treasury Inflation-Indexed Note,
                       3.875%, 1/15/2009......................      28,342,669
            36,000,000 U.S. Treasury Notes, 6.625%,
                       6/30/2001..............................      36,146,160
            29,000,000 U.S. Treasury Notes, 6.625%,
                       4/30/2002..............................      29,435,000
            27,000,000 U.S. Treasury Notes, 6.25%, 2/15/2003..      27,569,430
                                                                 -------------
                                                                   150,781,630
           GOVERNMENT AGENCY: 3.2%
             5,486,981 Govt. Small Business Admin. 504 Series
                       97-20E, 7.30%, 5/1/2017................       5,659,706
             5,656,230 Govt. Small Business Admin. 504 Series
                       97-20J, 6.55%, 10/1/2017...............       5,651,781
             5,458,563 Govt. Small Business Admin. 504 Series
                       98-20C, 6.35%, 3/1/2018................       5,398,794
             6,275,131 Govt. Small Business Admin. 504 Series
                       98-20H, 6.15%, 8/1/2018................       6,137,434
             5,163,470 Govt. Small Business Admin. 504 Series
                       99-20C, 6.30%, 3/1/2019................       5,080,745
             4,722,577 Govt. Small Business Admin. 504 Series
                       99-20I, 7.30%, 9/1/2019................       4,875,828
                                                                 -------------
                                                                    32,804,288
                                                                 -------------
                                                                   183,585,918
           FEDERAL AGENCY CMO* AND REMIC**: 17.9%
             7,442,677 Federal Home Loan Mtge. Corp., 7.10%,
                       11/15/2006.............................       7,447,292
             5,115,590 Federal Home Loan Mtge. Corp., 8.00%,
                       4/15/2007..............................       5,249,874
             9,800,000 Federal Home Loan Mtge. Corp., 6.50%,
                       2/15/2008..............................       9,898,000
            13,284,798 Federal Home Loan Mtge. Corp., 6.00%,
                       8/15/2008..............................      13,272,310
            20,100,000 Federal Home Loan Mtge. Corp., 6.00%,
                       10/15/2008.............................      19,735,587
            40,000,000 Federal Home Loan Mtge. Corp., 6.00%,
                       11/15/2008.............................      40,024,800
            20,000,000 Federal Home Loan Mtge. Corp., 6.50%,
                       4/15/2022..............................      20,031,200
            10,000,000 Federal Home Loan Mtge. Corp., 6.00%,
                       6/17/2022..............................       9,631,200
            17,000,000 Federal Natl. Mtge. Assn., 6.25%,
                       3/25/2023..............................      17,005,270
             9,000,000 Federal Natl. Mtge. Assn., 6.00%,
                       6/25/2023..............................       8,676,540
            12,616,000 Veterans Affairs Vendee Mtge. Trust,
                       7.00%, 6/15/2010.......................      12,682,991
            14,213,374 Veterans Affairs Vendee Mtge. Trust,
                       7.25%, 7/15/2016.......................      14,248,907
             4,186,356 Veterans Affairs Vendee Mtge. Trust,
                       8.00%, 7/15/2018.......................       4,204,651
                                                                 -------------
                                                                   182,108,622
           FEDERAL AGENCY MORTGAGE PASS-THROUGH: 16.6%
                 2,433 Federal Home Loan Mtge. Corp., 7.00%,
                       1/1/2003...............................           2,420
                   971 Federal Home Loan Mtge. Corp., 6.00%,
                       10/1/2003..............................             960
               713,355 Federal Home Loan Mtge. Corp., 8.00%,
                       12/1/2003..............................         723,535
                12,130 Federal Home Loan Mtge. Corp., 7.00%,
                       3/1/2006...............................          12,070
                44,290 Federal Home Loan Mtge. Corp., 7.00%,
                       9/1/2006...............................          44,551
               175,034 Federal Home Loan Mtge. Corp., 7.25%,
                       1/1/2008...............................         176,695
               110,590 Federal Home Loan Mtge. Corp., 8.00%,
                       1/1/2008...............................         112,168
               158,633 Federal Home Loan Mtge. Corp., 8.00%,
                       1/1/2008...............................         162,450
                92,080 Federal Home Loan Mtge. Corp., 7.50%,
                       10/1/2008..............................          93,950

                 See accompanying Notes to Financial Statements

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                                       5

                              D O D G E  &  C O X
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-------------------------------------------------------------------------------
                                  Income Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
            PAR VALUE                                             MARKET VALUE
FIXED-     FEDERAL AGENCY MORTGAGE PASS-THROUGH (continued)
INCOME     $3,021,658 Federal Home Loan Mtge. Corp., 7.00%,
SECURI-               11/1/2008...............................   $   3,065,079
TIES          173,812 Federal Home Loan Mtge. Corp., 8.00%,
(Contin-              5/1/2009................................         177,994
ued)           46,844 Federal Home Loan Mtge. Corp., 8.25%,
                      5/1/2009................................          47,667
              313,858 Federal Home Loan Mtge. Corp., 8.00%,
                      8/1/2009................................         321,604
           16,206,307 Federal Home Loan Mtge. Corp., 7.00%,
                      12/1/2011...............................      16,424,120
               16,336 Federal Home Loan Mtge. Corp., 6.50%,
                      6/1/2012................................          16,150
           18,051,159 Federal Home Loan Mtge. Corp., 7.90%,
                      2/1/2021................................      18,603,163
            9,550,398 Federal Natl. Mtge. Assn., 6.825%,
                      5/1/2006................................       9,835,838
            3,131,027 Federal Natl. Mtge. Assn., 7.50%,
                      9/1/2007................................       3,195,370
              761,742 Federal Natl. Mtge. Assn., 6.25%,
                      12/1/2007...............................         756,578
            7,877,855 Federal Natl. Mtge. Assn., 7.00%,
                      7/1/2008................................       7,988,617
            9,769,820 Federal Natl. Mtge. Assn., 5.90%,
                      12/1/2008...............................       9,612,777
            8,386,972 Federal Natl. Mtge. Assn., 6.50%,
                      12/1/2008...............................       8,436,790
           13,697,893 Federal Natl. Mtge. Assn., 5.50%,
                      6/1/2009................................      13,470,919
            6,675,343 Federal Natl. Mtge. Assn., 6.50%,
                      7/1/2009................................       6,714,994
            2,848,493 Federal Natl. Mtge. Assn., 8.00%,
                      8/1/2010................................       2,944,686
              325,279 Federal Natl. Mtge. Assn., 7.50%,
                      2/1/2011................................         329,189
              924,359 Federal Natl. Mtge. Assn., 8.00%,
                      1/1/2012................................         963,635
              109,691 Federal Natl. Mtge. Assn., 6.50%,
                      1/1/2013................................         109,301
            1,173,744 Federal Natl. Mtge. Assn., 8.00%,
                      8/1/2022................................       1,214,907
            2,546,521 Govt. Natl. Mtge. Assn., 7.25%,
                      2/15/2006...............................       2,591,314
            3,433,004 Govt. Natl. Mtge. Assn., 7.50%,
                      7/15/2007...............................       3,504,650
           11,114,176 Govt. Natl. Mtge. Assn., 7.00%,
                      4/15/2009...............................      11,336,015
           11,005,923 Govt. Natl. Mtge. Assn., 6.50%,
                      7/15/2009...............................      11,097,273
            5,785,821 Govt. Natl. Mtge. Assn., 7.50%,
                      9/15/2017...............................       5,921,383
            1,275,060 Govt. Natl. Mtge. Assn., 7.80%,
                      6/15/2020...............................       1,310,647
            1,035,686 Govt. Natl. Mtge. Assn., 7.80%,
                      7/15/2020...............................       1,064,592
            1,049,644 Govt. Natl. Mtge. Assn., 7.80%,
                      7/15/2020...............................       1,078,940
            2,986,995 Govt. Natl. Mtge. Assn., 7.80%,
                      8/15/2020...............................       3,070,362
            1,632,905 Govt. Natl. Mtge. Assn., 7.80%,
                      9/15/2020...............................       1,678,479
              818,966 Govt. Natl. Mtge. Assn., 7.80%,
                      10/15/2020..............................         841,824
              964,943 Govt. Natl. Mtge. Assn., 7.80%,
                      11/15/2020..............................         991,875
            1,361,451 Govt. Natl. Mtge. Assn., 7.80%,
                      1/15/2021...............................       1,399,449
            3,451,448 Govt. Natl. Mtge. Assn., 7.80%,
                      1/15/2021...............................       3,547,778
            3,696,421 Veterans Affairs Vendee Mtge. Trust,
                      9.292%, 5/15/2025.......................       4,072,975
            9,985,063 Veterans Affairs Vendee Mtge. Trust,
                      8.091%, 10/15/2027......................      10,705,785
                                                                 -------------
                                                                   169,771,518
           ASSET-BACKED SECURITIES: 3.2%
           16,145,000 CA Infrastructure and Econ. Dev. Bank
                      Special Purpose Trust PGE-1 Rate
                      Reduction Ctf. 1997-1 A-7, 6.42%,
                      9/25/2008...............................      16,292,565
            5,319,591 ComEd Transitional Funding Trust Notes
                      Series 1998-1 Class A-2, 5.29%,
                      6/25/2003...............................       5,297,940
            9,000,000 ComEd Transitional Funding Trust Notes
                      Series 1998-1 Class A-4, 5.39%,
                      6/25/2005...............................       8,901,540
            2,132,723 PP&L Transition Bond Series 1999-1 A-1,
                      6.08%, 3/25/2003........................       2,130,057
                                                                 -------------
                                                                    32,622,102

                 See accompanying Notes to Financial Statements

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                                       6

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                  Income Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
             PAR VALUE                                            MARKET VALUE
FIXED-     CORPORATE: 38.2%
INCOME     INDUSTRIAL: 19.2%
SECURI-    $20,000,000 Dana Corp., 7.00%, 3/1/2029............   $  11,963,200
TIES        15,000,000 Dillard's, Inc., 7.13%, 8/1/2018.......       9,493,650
(Contin-    20,000,000 Eastman Chemical Co., 7.25%,
ued)                   1/15/2024..............................      17,179,400
             6,000,000 HCA-The Healthcare Company, 8.75%,
                       9/1/2010...............................       6,315,000
            20,000,000 Lockheed Martin Corp., 7.65%,
                       5/1/2016...............................      20,245,600
            12,500,000 Lockheed Martin Corp., 7.75%,
                       5/1/2026...............................      12,977,750
             5,000,000 May Department Stores, 7.625%,
                       8/15/2013..............................       5,204,050
             7,500,000 May Department Stores, 7.875%,
                       8/15/2036, Callable 2016...............       7,167,300
            13,000,000 Nordstrom, Inc., 8.95%, 10/15/2005.....      13,539,890
             3,500,000 Phillips Petroleum Co., 8.75%,
                       5/25/2010..............................       4,004,840
            20,000,000 Raychem Corp., 7.20%, 10/15/2008.......      20,339,200
            10,000,000 Raytheon Co., 6.75%, 8/15/2007.........       9,940,200
            12,500,000 Raytheon Co., 6.75%, 3/15/2018.........      11,678,875
            16,600,000 Time Warner Entertainment, 8.375%,
                       7/15/2033..............................      18,010,170
             2,500,000 Union Camp Corp., 9.25%, 2/1/2011......       2,831,300
            15,034,000 Walt Disney Co., 7.55%, 7/15/2093,
                       Callable 2023..........................      14,813,902
            12,500,000 Xerox Corp., 5.50%, 11/15/2003.........       7,000,000
             5,500,000 Xerox Corp., 6.25%, 11/15/2026, Putable
                       2003 and 2008..........................       3,080,000
                                                                 -------------
                                                                   195,784,327
           FINANCE: 13.6%
            12,500,000 Bank One Corp., 7.625%, 8/1/2005.......      12,945,250
             9,450,000 Bank of Tokyo-Mitsubishi Ltd., 8.40%,
                       4/15/2010..............................      10,066,801
             6,000,000 BankAmerica Capital II, 8.00%,
                       12/15/2026, Callable 2006 ++...........       5,620,980
             1,450,000 Barclays No. American Capital, 9.75%,
                       5/15/2021, Callable 2001...............       1,535,521
             1,000,000 CIGNA Corp., 7.65%, 3/1/2023...........         967,380
             5,430,000 Citicorp Capital Trust I, 7.933%,
                       2/15/2027, Callable 2007 ++............       5,211,171
             3,065,000 Citicorp Capital Trust II, 8.015%,
                       2/15/2027, Callable 2007 ++............       2,952,331
            21,000,000 EOP Operating Limited Partnership,
                       8.375%, 3/15/2006......................      22,110,690
             4,000,000 First Nationwide Bank, 10.00%,
                       10/1/2006..............................       4,335,280
            13,500,000 GMAC, 8.875%, 6/1/2010, Putable 2005...      14,867,550
            15,000,000 HSBC Holdings PLC, 7.50%, 7/15/2009....      15,626,250
             4,500,000 Hartford Financial Services Group,
                       8.30%, 12/1/2001.......................       4,580,370
            10,000,000 Hartford Financial Services Group,
                       6.375%, 11/1/2002......................      10,031,000
             7,500,000 Republic New York Corp., 7.20%,
                       7/15/2097..............................       6,616,125
            10,000,000 Safeco Corp., 7.875%, 3/15/2003........      10,125,400
            10,000,000 St. Paul Companies, Inc., 8.125%,
                       4/15/2010..............................      10,833,400
                                                                 -------------
                                                                   138,425,499
           TRANSPORTATION: 5.3%
            14,214,054 Burlington Northern Santa Fe Railway,
                       7.57%, 1/2/2021........................      14,863,494
             7,062,000 Canadian Pacific Ltd., 9.45%,
                       8/1/2021...............................       8,195,734
             5,630,000 Consolidated Rail Corp., 9.75%,
                       6/15/2020..............................       6,679,714
             6,267,996 Union Pacific Corp., 6.85%, 1/2/2019...       6,240,292
            18,328,223 Union Pacific Corp., 6.70%, 2/23/2019..      18,108,467
                                                                 -------------
                                                                    54,087,701

                 See accompanying Notes to Financial Statements

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                                       7

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                  Income Fund

           Portfolio of Investments                           December 31, 2000
           --------------------------------------------------------------------
            PAR VALUE                                             MARKET VALUE
FIXED-     CORPORATE (continued)
INCOME     UTILITIES: 0.1%
SECURI-    $1,500,000 Idaho Power Co. 1st Mtge., 9.50%,
TIES                  1/1/2021, Callable 2001.................   $   1,567,260
(Contin-                                                         -------------
ued)                                                               389,864,787
           INTERNATIONAL AGENCY (U.S. DOLLAR-DENOMINATED): 1.0%
            9,000,000 Hydro-Quebec, 8.05%, 7/7/2024, Putable
                      2006....................................      10,331,820
                                                                 -------------
                                                                    10,331,820
                                                                 -------------
                         Total Fixed-Income Securities (Cost
                         $966,805,074)........................     968,284,767
                                                                 -------------

SHORT-     14,999,941 SSgA Prime Money Market Fund............      14,999,941
TERM       15,000,000 SSgA United States Treasury Money Market
INVEST-               Fund....................................      15,000,000
MENTS:     16,165,000 State Street Repurchase Agreement,
4.5%                  5.85%, 1/2/2001 (collateralized by U.S.
                      Treasury Bonds, value $16,492,000)......      16,165,000
                                                                 -------------
                         Total Short-Term Investments (Cost
                         $46,164,941).........................      46,164,941
                                                                 -------------

           TOTAL INVESTMENTS (Cost
            $1,012,970,015)........................  99.4%       1,014,449,708
           OTHER ASSETS LESS LIABILITIES...........   0.6%           6,332,071
                                                    ------      --------------
           TOTAL NET ASSETS........................ 100.0%      $1,020,781,779
                                                    ======      ==============

               * CMO: Collateralized Mortgage Obligation
              ** REMIC: Real Estate Mortgage Investment
              ++ Cumulative Preferred Securities

                 See accompanying Notes to Financial Statements

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                                       8

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                  Income Fund

            Statement of Assets and Liabilities               December 31, 2000
            -------------------------------------------------------------------
            ASSETS:
            Investments, at market value (identified cost
             $1,012,970,015) ................................... $1,014,449,708
            Receivable for paydowns on mortgage-backed
             securities.........................................         69,544
            Receivable for Fund shares sold.....................     22,313,169
            Interest receivable.................................     15,439,814
            Prepaid expenses....................................         10,234
                                                                 --------------
                                                                  1,052,282,469
                                                                 --------------
            LIABILITIES:
            Payable for investments purchased...................     29,789,752
Net asset   Payable for Fund shares redeemed....................      1,256,561
value       Management fees payable.............................        343,942
per share   Accounts payable....................................        110,435
$11.80                                                           --------------
                                                                     31,500,690
Beneficial                                                       --------------
shares      NET ASSETS.......................................... $1,020,781,779
outstanding                                                      ==============
86,484,019  NET ASSETS CONSIST OF:
(par value  Paid in capital..................................... $1,016,910,408
$0.01 each, Accumulated undistributed net investment income.....        484,593
unlimited   Accumulated undistributed net realized gain on
shares       investments........................................      1,907,085
authorized) Net unrealized appreciation on investments..........      1,479,693
                                                                 --------------
                                                                 $1,020,781,779
                                                                 ==============

                 See accompanying Notes to Financial Statements

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

                              D O D G E  &  C O X
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                                  Income Fund

        Statement of Operations                    Year Ended December 31, 2000
        -----------------------------------------------------------------------
        INVESTMENT INCOME:
        Interest .................................................  $68,739,186
                                                                    -----------
        EXPENSES:
        Management fees (Note 2)..................................    3,955,504
        Custodian and fund accounting fees........................       60,840
        Transfer agent fees.......................................      203,110
        Professional fees.........................................       33,370
        Shareholder reports.......................................       57,330
        Registration fees.........................................       95,678
        Trustees' fees (Note 2)...................................       20,250
        Miscellaneous.............................................       10,857
                                                                    -----------
                                                                      4,436,939
                                                                    -----------
        NET INVESTMENT INCOME.....................................   64,302,247
                                                                    -----------
        REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
         Net realized gain on investments.........................    2,255,549
         Net unrealized appreciation on investments...............   31,817,451
                                                                    -----------
          Net realized and unrealized gain on investments.........   34,073,000
                                                                    -----------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $98,375,247
                                                                    ===========

                 See accompanying Notes to Financial Statements

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                                  Income Fund

          Statement of Changes in Net Assets            Year Ended December 31,
          ---------------------------------------------------------------------
                                                           2000           1999
          OPERATIONS:
          Net investment income................  $   64,302,247  $  60,383,826
          Net realized gain (loss).............       2,255,549       (239,332)
          Net unrealized appreciation
           (depreciation)......................      31,817,451    (67,646,328)
                                                 --------------  -------------
          Net increase (decrease) in net assets
          from operations......................      98,375,247     (7,501,834)
                                                 --------------  -------------
          DISTRIBUTIONS TO SHAREHOLDERS FROM:
          Net investment income................     (64,967,127)   (59,584,527)
          Net realized gain....................         (76,925)    (3,016,202)
                                                 --------------  -------------
          Total distributions..................     (65,044,052)   (62,600,729)
                                                 --------------  -------------
          BENEFICIAL SHARE TRANSACTIONS:
          Amounts received from sale of
           shares..............................     318,293,848    398,340,184
          Net asset value of shares issued in
           reinvestment of distributions.......      50,164,032     44,688,775
          Amounts paid for shares redeemed.....    (354,969,666)  (350,923,665)
                                                 --------------  -------------
          Net increase from beneficial share
          transactions.........................      13,488,214     92,105,294
                                                 --------------  -------------
          Total increase in net assets.........      46,819,409     22,002,731

          NET ASSETS:
          Beginning of year....................     973,962,370    951,959,639
                                                 --------------  -------------
          End of year (including undistributed
           net investment income of $484,593
           and $1,149,473, respectively).......  $1,020,781,779  $ 973,962,370
                                                 ==============  =============
          Shares sold..........................      27,558,492     33,584,943
          Shares issued in reinvestment of
           distributions.......................       4,355,143      3,836,354
          Shares redeemed......................     (30,888,164)   (29,682,780)
                                                 --------------  -------------
          Net increase in shares outstanding...       1,025,471      7,738,517
                                                 ==============  =============

                 See accompanying Notes to Financial Statements

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                              D O D G E  &  C O X
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                                  Income Fund

              Notes to Financial Statements
              -----------------------------------------------------------------

         1 Dodge & Cox Income Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end man-agement investment company. The Fund consistently follows ac-counting policies which are in conformity with accounting prin-ciples generally accepted in the United States of America. Sig-nificant accounting policies are as follows: (a) Security valua-tion: long-term debt securities are priced on the basis of valu-ations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. dollars.
              (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Inter-est income is recorded on the accrual basis. Premiums and dis-counts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respec-tive securities. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for fed-eral income taxes has been included in the accompanying finan-cial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with require-ments for regulated investment companies.

              The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. In November 2000, the AICPA issued its revised audit and accounting guidance for investment companies which is effective beginning January 1, 2001. The impact of the adoption of this guidance is not material to the financial statements.

         2 Under a written agreement, the Fund pays an annual management fee of 5/10 of 1% of the Fund's average daily net asset value up to $100 million and 4/10 of 1% of the Fund's average daily net asset value in excess of $100 million to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 1% of the average daily net asset value for the year. All officers and six of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

         3 For the year ended December 31, 2000, purchases and sales of se-curities, other than short-term securities, aggregated $329,995,649 and $341,230,266, respectively, of which U.S. gov-
              ernment obligations aggregated $190,653,976 and $228,452,752, respectively. At December 31, 2000, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. At December 31, 2000, net unrealized appre-ciation aggregated $1,479,693, of which $16,137,267 represented appreciated securities and $14,657,574 represented depreciated securities.

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                                  Income Fund

Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA AND RATIOS (for a share outstanding throughout each year)

Year Ended December 31,                2000     1999    1998    1997    1996
-----------------------------------------------------------------------------
Net asset value, beginning of year   $11.40   $12.25  $12.08  $11.68  $12.02

Income from investment operations:
 Net investment income                  .77      .72     .72     .73     .74
 Net realized and unrealized gain
   (loss)                               .41     (.82)    .23     .40    (.34)
                                     ---------------------------------------
 Total from investment operations      1.18     (.10)    .95    1.13     .40
                                     ---------------------------------------
Distributions to shareholders from:
 Net investment income                 (.78)    (.71)   (.72)   (.73)   (.74)
 Net realized gain                       --     (.04)   (.06)     --      --
                                     ---------------------------------------
 Total distributions                   (.78)    (.75)   (.78)   (.73)   (.74)
                                     ---------------------------------------
Net asset value, end of year         $11.80   $11.40  $12.25  $12.08  $11.68
                                     =======================================
Total return                         10.70%  (0.81)%   8.08%  10.00%   3.62%

Ratios/supplemental data:
 Net assets, end of year (millions)  $1,021   $  974  $  952  $  705  $  533
 Ratio of expenses to average net
   assets                              .46%     .46%    .47%    .49%    .50%
 Ratio of net investment income to
   average net assets                 6.67%    6.10%   6.00%   6.32%   6.65%
 Portfolio turnover rate                34%      24%     35%     28%     37%

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                              D O D G E  &  C O X
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                                  Income Fund

              Report of Independent Accountants
              -----------------------------------------------------------------

              To the Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Income Fund

              In our opinion, the accompanying statement of assets and liabil-ities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Dodge & Cox Income Fund (the "Fund", one of the series constituting Dodge & Cox Funds) at De-cember 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the re-sponsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the fi-nancial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement pre-sentation. We believe that our audits, which included confirma-tion of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

              PricewaterhouseCoopers LLP
              San Francisco, California

              January 31, 2001


              -----------------------------------------------------------------
              Special 2000 Tax Information (unaudited)

              The following information is provided pursuant to provisions of the Internal Revenue Code:

              The Fund hereby designates $76,925 of its distributions paid to shareholders in 2000 as capital gain dividends (treated for fed-eral income tax purposes in the hands of shareholders as long-term capital gain taxable at a maximum rate of 20%).

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                              D O D G E  &  C O X
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                                  Income Fund

Officers & Trustees
-------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

L. Dale Crandall, Trustee
President, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

John B. Taylor, Trustee
Professor of Economics, Stanford University

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox

Lehman Brothers(R) is a trademark of Lehman Brothers, Inc.; Moody's(R) is a trademark of Moody's Investors Services, Inc.; and Standard & Poor's and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc.

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